                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                   Investment Company Act file number 811-6332

                           Rochester Portfolio Series
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: December 31

                      Date of reporting period: 09/30/2009

ITEM 1. SCHEDULE OF INVESTMENTS.

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

  PRINCIPAL                                                                                          EFFECTIVE
   AMOUNT                                                                    COUPON   MATURITY       MATURITY*         VALUE
------------                                                                 ------  ----------     ----------     --------------
MUNICIPAL BONDS AND NOTES--101.6%
NEW YORK--74.7%
$     20,000  Albany County, NY Airport Authority(1)                          5.125% 12/15/2019     12/15/2012(A)  $       20,434
   1,500,000  Albany County, NY IDA (Albany College of Pharmacy)(1)           5.250  12/01/2019     12/01/2019          1,434,945
       5,000  Albany, NY GO(1)                                                7.000  01/15/2010     10/01/2009(A)           5,027
     160,000  Albany, NY Hsg. Authority(1)                                    6.250  10/01/2012(2)  04/01/2010(A)         160,578
     200,000  Albany, NY Hsg. Authority (Lark Drive)                          5.200  12/01/2013     01/05/2012(A)         205,410
     150,000  Albany, NY Hsg. Authority (Lark Drive)                          5.400  12/01/2018     12/01/2012(A)         152,951
   1,365,000  Albany, NY IDA (Brighter Choice Charter School for Girls)(1)    4.500  04/01/2018     04/11/2017(C)       1,257,561
   1,370,000  Albany, NY IDA (Brighter Choice Charter School for
              Girls)(1)                                                       4.550  04/01/2015     01/01/2014(C)       1,326,585
   3,650,000  Albany, NY IDA (Charitable Leadership)                          5.500  07/01/2011     07/13/2010(C)       3,620,873
   8,810,000  Albany, NY IDA (Charitable Leadership)                          6.000  07/01/2019(2)  04/20/2016(C)       7,855,701
   2,660,000  Albany, NY IDA (Daughters of Sarah Nursing Home)(1)             5.250  10/20/2021     04/20/2014(A)       2,832,687
   1,165,000  Albany, NY IDA (H. Johnson Office Park)(1)                      5.750  03/01/2018     07/16/2014(C)       1,085,151
   2,015,000  Albany, NY IDA (Hampton Plaza)(1)                               6.250  03/15/2018     03/15/2010(A)       2,022,516
   3,000,000  Albany, NY IDA (St. Peter's Hospital)(1)                        5.750  11/15/2022     11/15/2017(A)       3,177,270
     100,000  Albany, NY Municipal Water Finance Authority(1)                 5.000  12/01/2011     12/01/2009(A)         100,284
   1,935,000  Albany, NY Municipal Water Finance Authority(1)                 5.250  12/01/2017     12/01/2009(A)       1,940,747
   1,335,000  Albany, NY Municipal Water Finance Authority(1)                 5.250  12/01/2018     06/01/2010(A)       1,338,738
     200,000  Albany, NY Municipal Water Finance Authority(1)                 5.250  12/01/2019     12/01/2009(A)         200,560
   2,915,000  Albany, NY Municipal Water Finance Authority(1)                 5.250  12/01/2020     12/01/2009(A)       2,923,162
     440,000  Albany, NY Municipal Water Finance Authority(1)                 5.250  12/01/2021     12/01/2009(A)         441,232
   3,235,000  Albany, NY Municipal Water Finance Authority(1)                 5.250  12/01/2022     12/01/2009(A)       3,242,117
   2,590,000  Albany, NY Municipal Water Finance Authority(1)                 5.250  12/01/2023     12/01/2009(A)       2,595,698
   2,010,000  Albany, NY Parking Authority(1)                                 5.625  07/15/2020(2)  07/15/2012(A)       2,077,737
     445,000  Albany, NY Parking Authority(1)                                 5.625  07/15/2025(2)  07/15/2012(A)         455,502
     140,000  Allegany County, NY IDA (Houghton College)(3)                   5.000  01/15/2010     01/15/2010            141,037


                    1 | LIMITED TERM NEW YORK MUNICIPAL FUND

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

  PRINCIPAL                                                                                          EFFECTIVE
   AMOUNT                                                                    COUPON   MATURITY       MATURITY*         VALUE
------------                                                                 ------  ----------     ----------     --------------
NEW YORK CONTINUED
$  4,380,000  Allegany County, NY IDA (Houghton College)(1)                   5.250% 01/15/2018     01/15/2010(A)  $    4,395,374
   1,000,000  Amherst, NY IDA (Beechwood Health Care Center)(1)               4.875  01/01/2013(2)  01/01/2013          1,025,090
     490,000  Amherst, NY IDA (Faculty-Student Assoc. of SUNY at
              Buffalo)(1)                                                     5.750  04/01/2016     04/01/2016            484,517
     720,000  Amherst, NY IDA (Faculty-Student Assoc. of SUNY at
              Buffalo)(1)                                                     5.750  04/01/2017(2)  04/01/2017            703,742
     810,000  Bethlehem, NY Water System(1)                                   5.250  03/01/2018     03/01/2013(A)         839,435
     905,000  Bethlehem, NY Water System(1)                                   5.375  03/01/2020     03/01/2013(A)         932,838
     500,000  Bethlehem, NY Water System(1)                                   5.500  03/01/2022     03/01/2013(A)         515,135
     460,000  Brookhaven, NY IDA (Alternatives for Children)(1)               7.000  02/01/2013     03/22/2011(C)         468,496
     795,000  Brookhaven, NY IDA (Dowling College)(1)                         6.500  11/01/2012     11/01/2012            814,072
     860,000  Brookhaven, NY IDA (Enecon Corp.)(1)                            5.800  11/01/2018     10/15/2014(C)         729,693
     645,000  Broome County, NY COP(1)                                        5.250  04/01/2022(2)  04/01/2010(A)         647,025
      10,000  Broome County, NY GO(1)                                         5.400  04/15/2011     04/01/2010(A)          10,242
     830,000  Bushnell Basin, NY Fire Assoc. (Volunteer Fire Dept.)(1)        5.250  11/01/2015     12/14/2013(C)         773,344
   4,615,000  Cattaraugus County, NY IDA (Olean General Hospital)(1)          5.250  08/01/2023     08/01/2010(A)       4,650,443
      50,000  Cattaraugus County, NY IDA (St. Bonaventure University)(1)      5.000  09/15/2013     09/15/2010(A)          50,236
   4,040,000  Cayuga County, NY COP (Auburn Memorial Hospital)(1)             6.000  01/01/2021     01/01/2010(A)       4,042,505
     765,000  Chautauqua County, NY Tobacco Asset Securitization Corp.(1)     6.000  07/01/2012     07/01/2010(A)         776,154
   1,075,000  Chautauqua County, NY Tobacco Asset Securitization Corp.(1)     6.250  07/01/2016     07/01/2010(A)       1,090,362
   3,795,000  Chautauqua County, NY Tobacco Asset Securitization Corp.(1)     6.500  07/01/2024     07/01/2012(A)       3,854,961
  18,160,000  Chautauqua County, NY Tobacco Asset Securitization Corp.(1)     6.750  07/01/2040     07/01/2012(A)      18,347,593
   2,395,000  Clarence, NY IDA (Bristol Village)(1)                           6.000  01/20/2044     01/20/2015(A)       2,545,669
      45,000  Clifton Park, NY Water Authority(1)                             5.000  10/01/2029     10/01/2011(A)          45,473
   4,435,000  Cortland County, NY IDA (Cortland Memorial Hospital)(1)         5.625  07/01/2024(2)  07/01/2013(A)       4,484,583
      50,000  Cortland, NY GO(1)                                              5.625  05/01/2010     11/01/2009(A)          50,212
      10,000  Deerfield, NY GO                                                5.250  06/15/2010     06/15/2010             10,194
      10,000  Deerfield, NY GO                                                5.250  06/15/2011     06/15/2011             10,417
      10,000  Deerfield, NY GO                                                5.250  06/15/2012     06/15/2012             10,596
      10,000  Deerfield, NY GO                                                5.250  06/15/2013     06/15/2013             10,752
      10,000  Deerfield, NY GO                                                5.500  06/15/2014     06/15/2014             10,897
      10,000  Deerfield, NY GO                                                5.500  06/15/2015     06/15/2015             10,913


                    2 | LIMITED TERM NEW YORK MUNICIPAL FUND

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

  PRINCIPAL                                                                                          EFFECTIVE
   AMOUNT                                                                    COUPON   MATURITY       MATURITY*         VALUE
------------                                                                 ------  ----------     ----------     --------------
NEW YORK CONTINUED
$     10,000  Deerfield, NY GO                                                5.500% 06/15/2016     06/15/2016     $       10,909
      10,000  Deerfield, NY GO                                                5.500  06/15/2017     06/15/2016(A)          10,774
      10,000  Deerfield, NY GO                                                5.500  06/15/2018     06/15/2016(A)          10,642
      15,000  Deerfield, NY GO                                                5.500  06/15/2019     06/15/2016(A)          15,821
      15,000  Deerfield, NY GO                                                5.500  06/15/2020     06/15/2016(A)          15,771
     280,000  Dutchess County, NY IDA (IBM Corp.)(1)                          5.450  12/01/2029     12/01/2009(A)         281,375
   5,205,000  Dutchess County, NY IDA (Marist College)(1)                     5.150  07/01/2017     07/01/2013(A)       5,455,933
   4,095,000  East Rochester, NY Hsg. Authority (St. John's Meadows)(1)       5.950  08/01/2027     08/01/2010(A)       4,097,539
   3,600,000  East Rochester, NY Hsg. Authority (Woodland Village)(1)         5.150  08/01/2016(2)  05/02/2013(C)       3,520,728
     210,000  East Syracuse, NY Hsg. Authority (Bennett Manor
              Associates)(1)                                                  6.700  04/01/2021     04/01/2010(A)         216,535
   1,300,000  Erie County, NY IDA (Buffalo City School District)(1)           5.750  05/01/2025     05/01/2014(A)       1,391,598
   6,500,000  Erie County, NY IDA (Buffalo City School District)(1)           5.750  05/01/2026     05/01/2014(A)       6,935,565
   1,095,000  Erie County, NY IDA (Medaille College)(1)                       6.875  10/01/2013     03/17/2011(C)       1,121,619
     205,000  Erie County, NY IDA (Medaille College)                          7.250  11/01/2010     07/15/2010(A)         207,126
     385,000  Erie County, NY Public Improvement District(1)                  5.250  03/15/2020     03/15/2013(A)         397,355
  29,615,000  Erie County, NY Tobacco Asset Securitization Corp.(1)           5.000  06/01/2031     03/22/2017(C)      26,113,026
   9,750,000  Erie County, NY Tobacco Asset Securitization Corp.(1)           5.000  06/01/2038     08/15/2020(C)       8,155,778
     250,000  Essex County, NY IDA (International Paper Company)(1)           6.450  11/15/2023     11/15/2011(A)         252,708
     690,000  Essex County, NY IDA (North Country Community College
              Foundation)(1)                                                  4.600  06/01/2015     12/25/2013(C)         657,149
     540,000  Franklin County, NY IDA (North Country Community
              College Foundation)(1)                                          4.600  06/01/2015     12/24/2013(C)         514,291
      50,000  Gloversville, NY GO(1)                                          5.800  03/15/2015     09/15/2010(A)          51,101
     465,000  Hamilton County, NY IDA (Adirondack Historical Assoc.)(1)       5.250  11/01/2018     11/01/2010(A)         470,803
      75,000  Hempstead Village, NY GO(1)                                     5.000  09/15/2017     09/15/2016(A)          83,302
     500,000  Hempstead Village, NY GO(1)                                     5.000  07/01/2018     07/01/2014(A)         536,400
      75,000  Hempstead Village, NY GO(1)                                     5.000  09/15/2018     09/15/2016(A)          82,643
   1,195,000  Hempstead Village, NY GO(1)                                     5.000  07/01/2019     07/01/2014(A)       1,273,069
      75,000  Hempstead Village, NY GO(1)                                     5.000  09/15/2019     09/15/2016(A)          81,869
      75,000  Hempstead Village, NY GO(1)                                     5.000  09/15/2020     09/15/2016(A)          81,517


                    3 | LIMITED TERM NEW YORK MUNICIPAL FUND

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

  PRINCIPAL                                                                                          EFFECTIVE
   AMOUNT                                                                    COUPON   MATURITY       MATURITY*         VALUE
------------                                                                 ------  ----------     ----------     --------------
NEW YORK CONTINUED
$     75,000  Hempstead Village, NY GO(1)                                     5.000% 09/15/2021     09/15/2016(A)  $       80,927
      75,000  Hempstead Village, NY GO(1)                                     5.000  09/15/2022     09/15/2016(A)          80,456
      75,000  Hempstead Village, NY GO(1)                                     5.000  09/15/2023     09/15/2016(A)          79,655
   1,700,000  Hempstead, NY IDA (Adelphi University)(1)                       5.750  06/01/2022(2)  06/01/2012(A)       1,784,133
   1,350,000  Hempstead, NY IDA (Hofstra University)(1)                       5.800  07/01/2015     10/01/2010(A)       1,366,619
   2,740,000  Hempstead, NY IDA (Lynbrook Facilities)(1)                      6.000  11/01/2017     08/10/2013(C)       2,430,983
     350,000  Hempstead, NY IDA (Peninsula Counseling Center)(1)              5.500  11/01/2010     11/01/2009(C)         349,699
     900,000  Hempstead, NY IDA (Peninsula Counseling Center)(1)              5.500  11/01/2011     11/01/2011            891,567
     620,000  Hempstead, NY IDA (Peninsula Counseling Center)(1)              5.750  11/01/2018     09/03/2015(C)         574,932
      60,000  Herkimer County, NY GO(1)                                       5.000  09/15/2012     04/01/2010(A)          65,329
      40,000  Herkimer County, NY GO(1)                                       5.000  09/15/2012     09/15/2010(A)          40,726
     255,000  Herkimer County, NY IDA (Herkimer County College
              Foundation)(1)                                                  5.850  11/01/2010     07/01/2010(A)         258,057
     760,000  Herkimer, NY Hsg. Authority(1)                                  7.150  03/01/2011     09/01/2010(A)         763,390
      30,000  Highland Falls, NY Sewer System                                 5.100  12/01/2011     12/01/2009(A)          30,210
   3,030,000  Islip, NY IDA (United Cerebral Palsy Assoc.)(1)                 5.500  12/01/2016     01/17/2013(C)       2,828,626
     355,000  Islip, NY IDA (United Cerebral Palsy Assoc.)(1)                 5.500  12/01/2016     01/17/2013(C)         331,407
   2,990,000  Islip, NY Res Rec, Series E(1)                                  5.625  07/01/2017     07/01/2015(A)       3,258,233
   1,175,000  Islip, NY Res Rec, Series E(1)                                  5.750  07/01/2019     07/01/2015(A)       1,266,239
     250,000  Jamestown, NY GO                                                5.000  08/01/2024     08/01/2014(A)         261,665
     250,000  Jamestown, NY GO                                                5.000  08/01/2025     08/01/2014(A)         261,105
     760,000  Jamestown, NY Hsg. Authority(1)                                 6.125  07/01/2010     07/01/2010            751,564
   4,000,000  Kenmore, NY Hsg. Authority (SUNY at Buffalo)(1, 4)              5.500  08/01/2024     08/01/2011(A)       4,036,480
   2,210,000  Livingston County, NY IDA (Nicholas H. Noyes Memorial
              Hospital)(1)                                                    5.875  07/01/2022     05/25/2019(C)       1,959,077
   1,010,000  Livingston County, NY IDA (Nicholas H. Noyes Memorial
              Hospital)(1)                                                    6.000  07/01/2030     04/22/2027(C)         871,580
      70,000  Livonia, NY GO(1)                                               5.000  06/15/2020     06/15/2017(A)          75,394
      75,000  Livonia, NY GO(1)                                               5.000  06/15/2021     06/15/2017(A)          79,939
      80,000  Livonia, NY GO(1)                                               5.000  06/15/2022     06/15/2017(A)          84,723
      85,000  Livonia, NY GO(1)                                               5.000  06/15/2023     06/15/2017(A)          89,582
      90,000  Livonia, NY GO(1)                                               5.000  06/15/2024     06/15/2017(A)          94,397
      75,000  Livonia, NY GO(1)                                               5.000  06/15/2025     06/15/2017(A)          78,314
      35,000  Lyncourt, NY Fire District(1)                                   6.000  10/15/2016     10/15/2009(A)          35,535


                    4 | LIMITED TERM NEW YORK MUNICIPAL FUND

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

  PRINCIPAL                                                                                          EFFECTIVE
   AMOUNT                                                                    COUPON   MATURITY       MATURITY*         VALUE
------------                                                                 ------  ----------     ----------     --------------
NEW YORK CONTINUED
$  2,065,000  Madison County, NY IDA (Morrisville State College
              Foundation)(1)                                                  5.000% 06/01/2022     06/01/2016(A)  $    2,084,679
   2,260,000  Madison County, NY IDA (Oneida Healthcare Center)(1)            5.500  02/01/2016     02/01/2013(A)       2,292,838
      80,000  Medina, NY Hsg. Corp.                                           8.250  08/15/2011(2)  09/03/2010(C)          79,600
      60,000  Monroe County, NY Airport Authority (Greater Rochester
              International)(1)                                               5.750  01/01/2012     01/01/2012             62,552
   1,570,000  Monroe County, NY COP(1)                                        8.050  01/01/2011(2)  01/14/2010(C)       1,560,376
       5,000  Monroe County, NY GO(1)                                         5.000  06/01/2017     12/01/2009(A)           5,006
     105,000  Monroe County, NY GO(1)                                         5.350  03/01/2012     09/01/2010(A)         105,314
      25,000  Monroe County, NY GO(1)                                         5.750  06/01/2015     12/01/2009(A)          25,054
     770,000  Monroe County, NY IDA (Canal Ponds)(1)                          7.000  06/15/2013(2)  12/15/2009(A)         775,675
     550,000  Monroe County, NY IDA (DePaul Community Facilities)(1)          6.450  02/01/2014(2)  02/01/2010(A)         560,214
   2,570,000  Monroe County, NY IDA (DePaul Community Facilities)(1)          6.500  02/01/2024(2)  02/01/2010(A)       2,592,076
     580,000  Monroe County, NY IDA (Highland Hospital of Rochester)(1)       5.000  08/01/2012     08/01/2012            603,299
     225,000  Monroe County, NY IDA (Nazareth College of Rochester)(1)        5.250  10/01/2021     10/01/2012(A)         232,625
      25,000  Monroe County, NY IDA (Rochester Institute of Technology)(1)    5.000  04/01/2010     04/01/2010             25,104
     880,000  Monroe County, NY IDA (Southview Towers)(1)                     6.125  02/01/2020     02/01/2012(A)         893,561
     280,000  Monroe County, NY IDA (Summit at Brighton)                      5.000  07/01/2016     10/26/2012(C)         242,665
   1,650,000  Monroe County, NY IDA (West End Business Center)(1)             5.125  12/01/2014     05/29/2011(C)       1,473,764
      30,000  Monroe County, NY Water Authority(1)                            5.250  08/01/2011     08/15/2010(A)          30,107
     285,000  Monroe, NY Newpower Corp.(1)                                    4.500  01/01/2011     10/01/2010(C)         282,147
     155,000  Monroe, NY Newpower Corp.(1)                                    4.700  01/01/2012     10/01/2011(C)         151,849
     410,000  Monroe, NY Newpower Corp.(1)                                    4.800  01/01/2013     10/01/2012(C)         402,263
   7,800,000  Monroe, NY Newpower Corp.(1)                                    6.375  01/01/2024     07/30/2020(C)       7,201,896
     280,000  Mount Vernon, NY IDA (Kings Court)(1)                           5.125  12/01/2023     12/01/2015(A)         287,045
     975,000  Mount Vernon, NY IDA (Macedonia Towers)(1)                      5.125  12/01/2023     12/01/2015(A)         989,079
   4,705,000  Mount Vernon, NY IDA (Section 8), Series A(1)                   5.250  12/01/2014(2)  12/01/2009(A)       4,803,617
      50,000  Municipal Assistance Corp. for Troy, NY(1)                      5.000  01/15/2016     01/15/2010(A)          50,153


                    5 | LIMITED TERM NEW YORK MUNICIPAL FUND

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

  PRINCIPAL                                                                                          EFFECTIVE
   AMOUNT                                                                    COUPON   MATURITY       MATURITY*         VALUE
------------                                                                 ------  ----------     ----------     --------------
NEW YORK CONTINUED
$    300,000  Nassau County, NY Bridge Authority(1)                           5.250% 10/01/2026     10/01/2009(A)  $      300,168
     305,000  Nassau County, NY IDA (ACDS)(1)                                 5.950  11/01/2022     09/14/2016(C)         275,741
     565,000  Nassau County, NY IDA (ACDS)(1)                                 6.000  12/01/2019     04/02/2017(C)         528,993
     405,000  Nassau County, NY IDA (ALIA-ACDS)(1)                            7.000  10/01/2016     09/16/2013(A)         409,589
     360,000  Nassau County, NY IDA (ALIA-ACLD)(1)                            5.750  09/01/2011     06/03/2010(C)         358,502
     600,000  Nassau County, NY IDA (ALIA-CMA)(1)                             7.000  10/01/2016     09/07/2013(A)         606,798
     465,000  Nassau County, NY IDA (ALIA-CRR)(1)                             7.000  10/01/2016     09/06/2013(A)         470,268
     100,000  Nassau County, NY IDA (ALIA-FREE)                               7.000  10/01/2016     09/25/2013(A)         101,133
     420,000  Nassau County, NY IDA (ALIA-HKSB)(1)                            7.000  10/01/2016     09/09/2013(A)         424,759
   1,900,000  Nassau County, NY IDA (CSMR)(1)                                 5.950  11/01/2022     09/14/2016(C)       1,717,733
   1,615,000  Nassau County, NY IDA (CSMR)(1)                                 6.000  12/01/2019     12/27/2016(C)       1,512,076
     220,000  Nassau County, NY IDA (Epilepsy Foundation of  L.I.)            5.950  11/01/2022     08/23/2016(C)         198,895
     685,000  Nassau County, NY IDA (Epilepsy Foundation of  L.I.)(1)         6.000  12/01/2019     11/17/2016(C)         641,146
     300,000  Nassau County, NY IDA (Hispanic Counseling Center)(1)           6.000  11/01/2017     08/21/2013(C)         285,519
     240,000  Nassau County, NY IDA (Life's WORCA)                            5.950  11/01/2022     09/04/2016(C)         216,977
     500,000  Nassau County, NY IDA (PLUS Group Home)(1)                      6.150  11/01/2022     09/23/2016(C)         460,525
     380,000  Nassau County, NY IDA (United Cerebral Palsy)(1)                5.750  11/01/2009     11/01/2009            380,201
     115,000  Nassau County, NY IDA (United Veteran's Beacon House)           6.000  11/01/2017     08/08/2013(C)         109,449
     460,000  Nassau County, NY IDA (WORCA)(1)                                6.000  12/01/2019     12/23/2016(C)         430,551
     130,000  Nassau County, NY IDA, Series C                                 6.000  12/01/2019     12/22/2016(C)         121,677
  21,000,000  Nassau County, NY Tobacco Settlement Corp.(1)                   5.250  06/01/2026     12/03/2017(C)      20,542,200
     205,000  Nassau, NY IDA (EBS North Hills LLC)                            7.000  11/01/2013     07/22/2011(A)         229,834
     130,000  Nassau, NY IDA (EBS North Hills LLC)                            7.000  11/01/2013     07/26/2011(A)         145,565
     140,000  Nassau, NY IDA (EBS North Hills LLC)                            7.000  11/01/2013     06/24/2011(A)         156,612
     140,000  Nassau, NY IDA (EBS North Hills LLC)                            7.000  11/01/2013     06/24/2011(A)         156,612
   6,475,000  New Rochelle, NY IDA (College of New Rochelle)(1)               5.500  07/01/2019     07/01/2011(A)       6,616,479
      15,000  New Windsor, NY GO(1)                                           5.300  05/01/2010     11/01/2009(A)          15,061
   1,170,000  Newburgh, NY IDA (Bourne & Kenney Redevel. Company)(1)          5.650  08/01/2020(2)  02/01/2010(A)       1,172,188


                    6 | LIMITED TERM NEW YORK MUNICIPAL FUND

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

  PRINCIPAL                                                                                          EFFECTIVE
   AMOUNT                                                                    COUPON   MATURITY       MATURITY*         VALUE
------------                                                                 ------  ----------     ----------     --------------
NEW YORK CONTINUED
$  1,000,000  Newburgh, NY IDA (Bourne & Kenney Redevel. Company)(1)          5.750% 02/01/2032     08/01/2010(A)  $    1,000,630
     150,000  Niagara County, NY IDA (American Ref-Fuel Company)(1)           5.550  11/15/2024     11/15/2015(D)         144,638
  13,150,000  Niagara County, NY IDA (Niagara Falls Memorial Medical
              Center)(1)                                                      5.500  11/01/2035     01/03/2025(C)       9,481,939
   1,160,000  Niagara County, NY IDA (Niagara Falls Memorial Medical
              Center)                                                         5.750  06/01/2018     04/03/2016(C)       1,098,149
   7,750,000  Niagara County, NY IDA (Solid Waste Disposal)(1)                5.450  11/15/2025     11/15/2012(D)       7,646,848
   9,510,000  Niagara County, NY IDA (Solid Waste Disposal)(1)                5.550  11/15/2024     11/15/2024          9,351,849
  12,450,000  Niagara County, NY IDA (Solid Waste Disposal)(1)                5.625  11/15/2024     11/15/2014(D)      12,419,498
     175,000  Niagara County, NY Tobacco Asset Securitization Corp.(1)        5.500  05/15/2019     05/15/2011(C)         173,443
      90,000  Niagara County, NY Tobacco Asset Securitization Corp.(1)        5.500  05/15/2020     05/15/2011(A)          90,230
   1,175,000  Niagara County, NY Tobacco Asset Securitization Corp.(1)        5.875  05/15/2022     05/15/2011(A)       1,182,943
   1,105,000  Niagara County, NY Tobacco Asset Securitization Corp.(1)        6.250  05/15/2034     05/15/2010(A)       1,107,343
     945,000  Niagara County, NY Tobacco Asset Securitization Corp.(1)        6.250  05/15/2040     06/04/2028(C)         934,737
  11,995,000  Niagara County, NY Tobacco Asset Securitization Corp.(1)        6.750  05/15/2029(2)  05/15/2011(A)      12,128,384
      20,000  Niagara County, NY Tobacco Asset Securitization Corp.
              (TASC)(1)                                                       5.750  05/15/2021     05/15/2011(A)          20,128
   1,000,000  Niagara Falls, NY Public Water Authority                        5.500  07/15/2034     07/15/2015(A)       1,025,300
     150,000  Niagara, NY Frontier Transportation Authority (Buffalo
              Niagara International Airport)(1)                               5.000  04/01/2013     04/01/2010(A)         150,936
      25,000  Niagara, NY Frontier Transportation Authority (Buffalo
              Niagara International Airport)(1)                               5.500  04/01/2010     04/01/2010             25,314
   8,320,000  Niagara, NY Frontier Transportation Authority (Buffalo
              Niagara International Airport)(1)                               5.625  04/01/2029(2)  04/01/2010(A)       8,359,770
      20,000  Niagara, NY Frontier Transportation Authority (Buffalo
              Niagara International Airport)(1)                               5.750  04/01/2012     04/01/2010(A)          20,245
     210,000  Niagara, NY Frontier Transportation Authority (Buffalo
              Niagara International Airport)(1)                               5.750  04/01/2019     04/01/2011(A)         212,327
   1,205,000  North Babylon, NY Volunteer Fire Company(1)                     5.750  08/01/2022     08/01/2010(A)       1,213,363
      25,000  North Hempstead, NY GO(1)                                       5.375  05/15/2016     11/15/2009(A)          25,139


                    7 | LIMITED TERM NEW YORK MUNICIPAL FUND

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

  PRINCIPAL                                                                                           EFFECTIVE
   AMOUNT                                                                    COUPON    MATURITY       MATURITY*         VALUE
------------                                                                 ------   ----------     ----------     --------------
NEW YORK CONTINUED
$    930,000  NY Capital District Youth Center(1)                            6.000%   02/01/2017     02/01/2010(A)  $      939,226
     600,000  NY Carnegie Redevel. Corp.(3)                                  6.500    09/01/2011     11/17/2009(C)         572,784
      65,000  NY Counties Tobacco Trust I(1)                                 5.875    06/01/2014     06/01/2011(A)          65,481
   4,670,000  NY Counties Tobacco Trust I(1)                                 6.300    06/01/2019(2)  06/01/2010(A)       4,733,559
   4,360,000  NY Counties Tobacco Trust I(1)                                 6.500    06/01/2035     06/01/2010(A)       4,387,163
   3,295,000  NY Counties Tobacco Trust I(1)                                 6.625    06/01/2042(2)  06/01/2011(A)       3,309,004
  16,200,000  NY Counties Tobacco Trust II (TASC)(1)                         5.250    06/01/2025     12/17/2011(C)      15,860,286
     150,000  NY Counties Tobacco Trust II (TASC)(1)                         5.500    06/01/2011     06/01/2011            150,473
     865,000  NY Counties Tobacco Trust II (TASC)(1)                         5.625    06/01/2035     06/04/2018(C)         801,950
   1,055,000  NY Counties Tobacco Trust II (TASC)(1)                         5.750    06/01/2013     06/01/2012(A)       1,066,299
   1,925,000  NY Counties Tobacco Trust II (TASC)(1)                         5.750    06/01/2014     06/01/2012(A)       1,940,381
     750,000  NY Counties Tobacco Trust II (TASC)(1)                         5.750    06/01/2043     09/02/2025(C)         688,178
   2,120,000  NY Counties Tobacco Trust II (TASC)(1)                         6.000    06/01/2015     06/01/2012(A)       2,146,267
   2,330,000  NY Counties Tobacco Trust II (TASC)(1)                         6.000    06/01/2016     06/01/2012(A)       2,353,114
   5,065,000  NY Counties Tobacco Trust III(1)                               5.000    06/01/2027     11/19/2009(A)       5,066,317
   4,980,000  NY Counties Tobacco Trust III(1)                               5.750    06/01/2033     09/26/2012(C)       4,847,781
  16,575,000  NY Counties Tobacco Trust III(1)                               6.000    06/01/2043     04/03/2018(C)      15,782,052
   3,355,000  NY Counties Tobacco Trust IV(1)                                4.250    06/01/2021     03/14/2012(C)       3,190,236
  38,400,000  NY Counties Tobacco Trust IV (TASC)(1)                         0.000(5) 06/01/2041     08/03/2019(C)      36,059,904
   4,520,000  NY Counties Tobacco Trust IV (TASC)(1)                         4.750    06/01/2026     10/12/2009(C)       4,176,028
  38,400,000  NY Counties Tobacco Trust IV (TASC)(1)                         6.650(6) 06/01/2041     07/02/2019(C)       1,654,656
     500,000  NY Grand Central BID (Grand Central District
              Management)(1)                                                 5.000    01/01/2022     01/01/2014(A)         541,705
      25,000  NY MTA Commuter Facilities (Grand Central Terminal)(1)         5.400    07/01/2011     10/01/2010(A)          25,072
      85,000  NY MTA Commuter Facilities (Grand Central Terminal)(1)         5.500    07/01/2012     10/01/2010(A)          85,245
      25,000  NY MTA Commuter Facilities, Series 7(1)                        5.625    07/01/2016(2)  10/01/2010(A)          26,168
       5,000  NY MTA Commuter Facilities, Series B                           5.000    07/01/2017     10/01/2010(A)           5,017
      50,000  NY MTA Commuter Facilities, Series B                           5.125    07/01/2024     10/01/2010(A)          50,171
       5,000  NY MTA Commuter Facilities, Series D(1)                        5.000    07/01/2016     10/01/2010(A)           5,202


                    8 | LIMITED TERM NEW YORK MUNICIPAL FUND

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

  PRINCIPAL                                                                                          EFFECTIVE
   AMOUNT                                                                    COUPON   MATURITY       MATURITY*         VALUE
------------                                                                 ------  ----------     ----------     --------------
NEW YORK CONTINUED
$ 20,000,000  NY MTA Service Contract, Series A(1)                            5.125% 01/01/2029     07/01/2012(A)  $   20,548,200
  35,350,000  NY MTA Service Contract, Series A(1)                            5.750  07/01/2031     07/01/2012(A)      37,743,902
  33,290,000  NY MTA Service Contract, Series B(1)                            5.250  01/01/2031     07/01/2012(A)      34,231,108
  53,800,000  NY MTA, Series A(1)                                             5.000  11/15/2025     11/15/2012(A)      55,586,698
   9,175,000  NY MTA, Series A(1)                                             5.125  11/15/2031     11/15/2012(A)       9,404,467
      50,000  NY MTA, Series E(1)                                             5.500  11/15/2021     11/15/2012(A)          54,141
      50,000  NY New Hartford-Sunset Wood Funding Corp.(1)                    5.950  08/01/2027     02/01/2010(A)          50,203
   4,155,000  NY Newark-Wayne Community Hospital(1)                           5.875  01/15/2033     01/15/2010(A)       4,160,692
   1,080,000  NY Newark-Wayne Community Hospital(1)                           7.600  09/01/2015     09/01/2010(A)       1,080,216
      50,000  NY Oneida Healthcare Corp. (Oneida Health Systems)(1)           5.300  02/01/2021     02/01/2013(A)          50,102
   3,895,000  NY Oneida Healthcare Corp. (Oneida Health Systems)(1)           5.500  02/01/2016(2)  02/01/2013(A)       3,968,732
   5,000,000  NY Seneca Nation Indians Capital Improvements(1)                5.250  12/01/2016     06/14/2015(C)       4,719,400
     500,000  NY Tobacco Settlement Financing Corp. (TASC)(1)                 5.250  06/01/2020     06/01/2013(A)         535,325
   2,220,000  NY Tobacco Settlement Financing Corp. (TASC)(1)                 5.250  06/01/2021     06/01/2013(A)       2,369,228
     130,000  NY Tobacco Settlement Financing Corp. (TASC)(1)                 5.500  06/01/2014     06/01/2010(A)         130,364
   8,250,000  NY Tobacco Settlement Financing Corp. (TASC)(1)                 5.500  06/01/2015     06/01/2010(A)       8,421,353
  11,900,000  NY Tobacco Settlement Financing Corp. (TASC)(1)                 5.500  06/01/2016     12/01/2009(A)      12,127,409
   5,020,000  NY Tobacco Settlement Financing Corp. (TASC)(1)                 5.500  06/01/2017     06/01/2011(A)       5,237,667
  21,000,000  NY Tobacco Settlement Financing Corp. (TASC)(1)                 5.500  06/01/2018     06/01/2012(A)      22,341,900
  20,500,000  NY Tobacco Settlement Financing Corp. (TASC)(1)                 5.500  06/01/2019     06/01/2013(A)      22,184,895
  11,000,000  NY Tobacco Settlement Financing Corp. (TASC)(1)                 5.500  06/01/2020     06/01/2013(A)      11,863,720
  18,395,000  NY Tobacco Settlement Financing Corp. (TASC)(1)                 5.500  06/01/2021     06/01/2013(A)      19,775,913
      40,000  NY Triborough Bridge & Tunnel Authority(1)                      5.000  01/01/2024     10/01/2010(A)          40,132
 170,795,000  NY TSASC, Inc. (TFABs)(1)                                       4.750  06/01/2022     10/09/2011(A)     171,170,749
  91,000,000  NY TSASC, Inc. (TFABs)(1)                                       5.000  06/01/2026     06/28/2016(C)      86,068,710
  14,740,000  NY TSASC, Inc. (TFABs)(1)                                       5.000  06/01/2034     04/20/2020(C)      12,802,427
     430,000  NY TSASC, Inc. (TFABs)(1)                                       5.250  07/15/2011     07/15/2011            465,961
      45,000  NY United Nations Devel. Corp., Series A(1)                     5.250  07/01/2012     10/01/2010(A)          45,159


                    9 | LIMITED TERM NEW YORK MUNICIPAL FUND

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

  PRINCIPAL                                                                                          EFFECTIVE
   AMOUNT                                                                    COUPON   MATURITY       MATURITY*         VALUE
------------                                                                 ------  ----------     ----------     --------------
NEW YORK CONTINUED
$  1,575,000  NY United Nations Devel. Corp., Series A(1)                     5.250% 07/01/2013     10/01/2010(A)  $    1,580,560
   1,500,000  NY United Nations Devel. Corp., Series A(1)                     5.250  07/01/2014     10/01/2010(A)       1,505,295
   1,590,000  NY United Nations Devel. Corp., Series A(1)                     5.250  07/01/2015     10/01/2010(A)       1,595,613
      10,000  NY United Nations Devel. Corp., Series A(1)                     5.250  07/01/2016     10/01/2010(A)          10,034
   5,755,000  NY United Nations Devel. Corp., Series A(1)                     5.250  07/01/2018     10/01/2010(A)       5,765,244
   6,580,000  NY United Nations Devel. Corp., Series A(1)                     5.250  07/01/2019     10/01/2010(A)       6,590,791
   6,900,000  NY United Nations Devel. Corp., Series A(1)                     5.250  07/01/2020     10/01/2010(A)       6,909,936
   2,970,000  NY United Nations Devel. Corp., Series A(1)                     5.250  07/01/2021     01/01/2010(A)       2,973,980
   3,050,000  NY United Nations Devel. Corp., Series A(1)                     5.250  07/01/2022     01/01/2010(A)       3,053,813
   2,185,000  NY United Nations Devel. Corp., Series A(1)                     5.250  07/01/2023     01/01/2010(A)       2,187,513
   3,020,000  NY United Nations Devel. Corp., Series A(1)                     5.250  07/01/2024     01/01/2010(A)       3,023,292
     100,000  NY United Nations Devel. Corp., Series A(1)                     5.250  07/01/2025     10/01/2010(A)         100,105
     225,000  NY United Nations Devel. Corp., Series A(1)                     5.250  07/01/2026     10/01/2010(A)         225,223
     180,000  NY Valley Health Devel. Corp.(1)                                6.750  05/20/2022     05/20/2015(A)         191,317
      10,000  NYC GO(1)                                                       5.000  08/01/2015     02/01/2010(A)          10,082
      20,000  NYC GO(1)                                                       5.000  08/15/2016     08/01/2010(A)          20,164
      15,000  NYC GO(1)                                                       5.000  08/01/2018     02/01/2010(A)          15,099
      50,000  NYC GO(1)                                                       5.000  08/15/2018     08/15/2010(A)          50,331
      90,000  NYC GO(1)                                                       5.000  08/15/2019     08/15/2010(A)          90,584
     425,000  NYC GO(1)                                                       5.000  08/01/2020     08/01/2014(A)         458,945
      25,000  NYC GO(1)                                                       5.000  08/01/2022     08/01/2010(A)          25,155
      10,000  NYC GO(1)                                                       5.000  08/01/2022     08/01/2010(A)          10,062
     110,000  NYC GO(1)                                                       5.000  08/01/2022     02/01/2011(A)         111,234
      55,000  NYC GO(1)                                                       5.000  08/01/2022     02/01/2010(A)          55,282
     500,000  NYC GO(1)                                                       5.000  08/01/2022     08/01/2015(A)         545,375
      65,000  NYC GO(1)                                                       5.000  08/01/2022     08/01/2010(A)          65,405
      10,000  NYC GO(1)                                                       5.000  08/01/2022     08/01/2010(A)          10,062
     175,000  NYC GO(1)                                                       5.000  08/15/2022     08/15/2010(A)         176,090
      40,000  NYC GO(1)                                                       5.000  09/15/2022     09/15/2013(A)          42,306
      10,000  NYC GO(1)                                                       5.000  05/15/2023     05/15/2010(A)          10,061
  29,000,000  NYC GO(7)                                                       5.000  06/01/2023     06/01/2015(A)      31,156,295
     125,000  NYC GO(1)                                                       5.000  08/01/2023     02/01/2010(A)         125,594


                    10 | LIMITED TERM NEW YORK MUNICIPAL FUND

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

  PRINCIPAL                                                                                          EFFECTIVE
   AMOUNT                                                                    COUPON   MATURITY       MATURITY*         VALUE
------------                                                                 ------  ----------     ----------     --------------
NEW YORK CONTINUED
$    250,000  NYC GO(1)                                                       5.000% 08/01/2023     08/01/2010(A)  $      251,535
     615,000  NYC GO(1)                                                       5.000  08/01/2023     08/01/2015(A)         661,943
  10,000,000  NYC GO(7)                                                       5.000  08/15/2023     02/15/2013(A)      10,648,391
  11,340,000  NYC GO(7)                                                       5.000  12/01/2023     02/15/2013(A)      12,115,316
      90,000  NYC GO(1)                                                       5.000  04/15/2024     04/15/2011(A)          90,995
   5,000,000  NYC GO(1)                                                       5.000  08/01/2024     08/01/2016(A)       5,417,450
   3,650,000  NYC GO(1)                                                       5.000  12/01/2024     12/01/2014(A)       3,887,141
      45,000  NYC GO(1)                                                       5.000  03/15/2029     03/15/2011(A)          45,487
      80,000  NYC GO(1)                                                       5.000  03/15/2029     03/15/2011(A)          80,864
      10,000  NYC GO(1)                                                       5.000  04/15/2029     04/15/2011(A)          10,108
  10,000,000  NYC GO(7)                                                       5.000  04/01/2030     10/01/2025(D)      10,539,280
      10,000  NYC GO(1)                                                       5.125  08/01/2011     02/01/2010(A)          10,083
      10,000  NYC GO(1)                                                       5.125  08/01/2018     02/01/2010(A)          10,083
   2,860,000  NYC GO(1)                                                       5.125  08/01/2022     02/01/2010(A)       2,863,861
       5,000  NYC GO(1)                                                       5.125  03/15/2025     03/15/2012(A)           5,189
      35,000  NYC GO(1)                                                       5.125  08/01/2025     02/01/2010(A)          35,174
      40,000  NYC GO(1)                                                       5.125  08/01/2025     08/01/2010(A)          40,244
     505,000  NYC GO(1)                                                       5.125  08/01/2025     08/01/2010(A)         508,101
      25,000  NYC GO(1)                                                       5.125  05/15/2029     05/15/2011(A)          25,273
      70,000  NYC GO(1)                                                       5.200  08/01/2021     08/01/2010(A)          70,454
      20,000  NYC GO(1)                                                       5.200  08/01/2021     08/01/2010(A)          20,130
      50,000  NYC GO(1)                                                       5.250  08/01/2011     02/01/2010(A)          50,174
      25,000  NYC GO(1)                                                       5.250  05/01/2012     11/01/2009(A)          25,091
       5,000  NYC GO(1)                                                       5.250  08/01/2012     02/01/2010(A)           5,017
      10,000  NYC GO(1)                                                       5.250  08/15/2013     08/15/2010(A)          10,087
       5,000  NYC GO(1)                                                       5.250  08/01/2014     02/01/2010(A)           5,017
       5,000  NYC GO(1)                                                       5.250  08/01/2015     02/01/2010(A)           5,017
     155,000  NYC GO(1)                                                       5.250  08/01/2016     02/01/2010(A)         156,347
       5,000  NYC GO(1)                                                       5.250  08/01/2016     02/01/2010(A)           5,043
      20,000  NYC GO(1)                                                       5.250  08/01/2019     02/01/2010(A)          20,156
      10,000  NYC GO(1)                                                       5.250  05/01/2021     11/01/2009(A)          10,019
       5,000  NYC GO(1)                                                       5.250  11/15/2021(2)  11/15/2009(A)           5,012
       5,000  NYC GO(1)                                                       5.250  01/15/2023     01/15/2013(A)           5,675
      20,000  NYC GO(1)                                                       5.250  01/15/2023     01/15/2013(A)          21,116
     280,000  NYC GO(1)                                                       5.250  08/15/2023     08/15/2010(A)         281,775
   1,000,000  NYC GO(1)                                                       5.250  08/15/2024     08/15/2014(A)       1,072,670
     140,000  NYC GO(1)                                                       5.250  06/01/2027     06/01/2012(A)         145,172
     220,000  NYC GO(1)                                                       5.250  01/15/2028     01/15/2013(A)         229,977
     180,000  NYC GO(1)                                                       5.250  01/15/2033     01/15/2013(A)         187,088
      20,000  NYC GO(1)                                                       5.300  08/01/2024     08/01/2010(A)          20,127
      70,000  NYC GO(1)                                                       5.300  01/15/2026     01/15/2013(A)          73,371
       5,000  NYC GO(1)                                                       5.375  08/01/2015     02/01/2010(A)           5,043


                    11 | LIMITED TERM NEW YORK MUNICIPAL FUND

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

  PRINCIPAL                                                                                          EFFECTIVE
   AMOUNT                                                                   COUPON    MATURITY       MATURITY*         VALUE
------------                                                                -------  ----------     ----------     --------------
NEW YORK CONTINUED
$      5,000  NYC GO(1)                                                      5.375%  08/01/2017     08/01/2010(A)  $        5,262
      45,000  NYC GO(1)                                                      5.375   08/01/2017     08/01/2010(A)          47,154
       5,000  NYC GO(1)                                                      5.375   08/01/2020     08/01/2011(A)           5,059
      50,000  NYC GO(1)                                                      5.375   03/01/2027     03/01/2013(A)          52,534
     580,000  NYC GO(1)                                                      5.375   08/01/2027     08/01/2010(A)         583,619
     110,000  NYC GO(1)                                                      5.500   08/01/2022     02/01/2010(A)         110,182
     810,000  NYC GO(1)                                                      5.500   06/01/2023     06/01/2013(A)         864,140
   1,630,000  NYC GO(1)                                                      5.500   05/15/2024(2)  05/15/2012(A)       1,664,833
      20,000  NYC GO(1)                                                      5.500   02/15/2026     08/15/2010(A)          20,028
      50,000  NYC GO(1)                                                      5.500   02/15/2026     08/15/2010(A)          50,069
     850,000  NYC GO(1)                                                      5.500   06/01/2028     06/01/2012(A)         886,746
     100,000  NYC GO(1)                                                      5.500   11/15/2037     11/15/2009(A)         100,181
      10,000  NYC GO(1)                                                      5.600   12/01/2009     12/01/2009             10,081
      15,000  NYC GO(1)                                                      5.600   12/01/2010     12/01/2009(A)          15,126
      30,000  NYC GO(1)                                                      5.600   12/01/2013     12/01/2009(A)          30,234
      95,000  NYC GO(1)                                                      5.625   10/01/2020     04/01/2010(A)          95,210
     220,000  NYC GO(1)                                                      5.700   08/15/2010     08/15/2010            220,948
      10,000  NYC GO(1)                                                      5.750   05/15/2012     11/15/2009(A)          10,040
      10,000  NYC GO(1)                                                      5.750   05/15/2012     11/15/2009(A)          10,043
     570,000  NYC GO(1)                                                      5.750   03/01/2018     03/01/2013(A)         632,295
     310,000  NYC GO(1)                                                      5.750   08/01/2018     08/01/2012(A)         340,510
     500,000  NYC GO(1)                                                      5.750   08/01/2018     08/01/2012(A)         549,210
      20,000  NYC GO(1)                                                      5.875   08/01/2015     02/01/2010(A)          20,083
   4,155,000  NYC GO(1)                                                      5.875   06/01/2019     06/01/2012(A)       4,439,077
   5,450,000  NYC GO(1)                                                      5.875   08/01/2019     08/01/2012(A)       6,005,028
      60,000  NYC GO(1)                                                      6.000   05/15/2011     11/15/2009(A)          60,261
       5,000  NYC GO(1)                                                      6.000   02/01/2012     02/01/2010(A)           5,022
       5,000  NYC GO(1)                                                      6.000   08/01/2017     02/01/2010(A)           5,022
      10,000  NYC GO(1)                                                      6.000   05/15/2018     05/15/2010(A)          10,414
       5,000  NYC GO(1)                                                      6.000   02/01/2022     02/01/2010(A)           5,021
      15,000  NYC GO(1)                                                      6.000   05/15/2022     05/15/2010(A)          15,383
      35,000  NYC GO(1)                                                      6.000   02/15/2024     08/01/2010(A)          35,068
     590,000  NYC GO(1)                                                      6.350   05/15/2014     11/15/2009(A)         595,688
   1,130,000  NYC GO(1)                                                      6.500   05/15/2017     05/15/2010(A)       1,180,251
       5,000  NYC GO(1)                                                      7.000   12/01/2010     12/01/2009(A)           5,053
       5,000  NYC GO(1)                                                      7.000   02/01/2011     02/01/2010(A)           5,110
      80,000  NYC GO(1)                                                      7.000   02/01/2012     02/01/2010(A)          81,669
       5,000  NYC GO(1)                                                      7.000   02/01/2018     02/01/2010(A)           5,025
      45,000  NYC GO(1)                                                      7.750   08/15/2027     02/15/2010(A)          45,797
     450,000  NYC GO RIBS                                                   10.630(8)09/01/2011     02/01/2010(A)         465,889
     460,000  NYC HDC (Barclay Avenue)(3)                                    6.450   04/01/2017     04/01/2010(A)         460,589
     274,803  NYC HDC (Bay Towers)(3)                                        6.500   08/15/2017     01/15/2010(A)         275,404


                    12 | LIMITED TERM NEW YORK MUNICIPAL FUND

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

  PRINCIPAL                                                                                          EFFECTIVE
   AMOUNT                                                                    COUPON   MATURITY       MATURITY*         VALUE
------------                                                                 ------  ----------     ----------     --------------
NEW YORK CONTINUED
$  2,500,000  NYC HDC (De Sales Assisted Living Devel.)(1)                    5.125% 11/01/2018     11/01/2010(A)  $    2,530,400
   2,288,800  NYC HDC (East Midtown Plaza)(3)                                 6.500  11/15/2018     01/15/2010(A)       2,296,651
   1,169,747  NYC HDC (Keith Plaza)(3)                                        6.500  02/15/2018     01/15/2010(A)       1,173,759
     246,656  NYC HDC (Kingsbridge Arms)(3)                                   6.500  08/15/2017     01/15/2010(A)         247,216
     565,000  NYC HDC (Multifamily Hsg.)(1)                                   5.050  11/01/2023     11/01/2012(A)         570,757
     400,000  NYC HDC (Multifamily Hsg.)(1)                                   5.600  11/01/2019     11/01/2010(A)         404,308
     900,000  NYC HDC (Multifamily Hsg.), Series A(1)                         5.375  11/01/2023     05/01/2012(A)         914,589
   1,950,000  NYC HDC (Multifamily Hsg.), Series E(1)                         6.250  05/01/2036     11/01/2010(A)       1,971,119
      50,000  NYC HDC (The Animal Medical Center)(1)                          5.500  12/01/2033     12/01/2010(A)          50,187
     185,000  NYC HDC, Series A(1)                                            5.000  07/01/2010     07/01/2010            191,218
  13,000,000  NYC HDC, Series A(1)                                            5.000  07/01/2025     07/01/2015(A)      13,805,480
   2,215,000  NYC HDC, Series C(1)                                            5.000  11/01/2026     11/01/2015(A)       2,222,620
  23,500,000  NYC Health & Hospital Corp.(1)                                  5.000  02/15/2020     02/15/2010(A)      23,601,755
  27,750,000  NYC Health & Hospital Corp.(1)                                  5.250  02/15/2017(2)  02/15/2010(A)      27,930,930
     235,000  NYC IDA (Acme Architectural Products)                           5.875  11/01/2009     11/01/2009            234,448
   9,400,000  NYC IDA (AIRIS JFK I/JFK International Airport)(1)              5.500  07/01/2028     09/16/2023(C)       6,989,370
   9,185,000  NYC IDA (AIRIS JFK I/JFK International Airport)(1)              6.000  07/01/2015     03/09/2013(C)       8,548,204
   2,380,000  NYC IDA (Beth Abraham Health Services)(1)                       6.000  02/15/2013     12/10/2010(C)       2,448,211
     625,000  NYC IDA (Beth Abraham Health Services)(1)                       6.000  11/15/2013     06/28/2010(C)         646,500
     300,000  NYC IDA (Beth Abraham Health Services)(1)                       6.000  11/15/2013     10/04/2010(C)         310,320
     720,000  NYC IDA (Calhoun School)(1)                                     6.250  12/01/2016     11/22/2012(C)         708,509
   4,865,000  NYC IDA (Calhoun School)(1)                                     6.250  12/01/2017     12/06/2013(C)       4,758,019
     555,000  NYC IDA (Center for Elimination of Family Violence)(1)          6.250  11/01/2016     03/25/2013(C)         541,597
   7,625,000  NYC IDA (Chapin School)(1)                                      4.800  11/01/2018     09/21/2014(C)       6,797,001
     700,000  NYC IDA (Comprehensive Care Management)(1)                      5.625  11/01/2015     12/30/2011(C)         715,351
     535,000  NYC IDA (Comprehensive Care Management)(1)                      5.625  11/01/2015     03/21/2012(C)         546,733
   2,500,000  NYC IDA (Comprehensive Care Management)(1)                      5.750  08/01/2018     12/04/2014(C)       2,365,750
   2,585,000  NYC IDA (Comprehensive Care Management)(1)                      5.750  11/01/2018     12/04/2014(C)       2,443,316
   2,690,000  NYC IDA (Comprehensive Care Management)(1)                      5.750  05/01/2019     12/03/2015(C)       2,503,906


                    13 | LIMITED TERM NEW YORK MUNICIPAL FUND

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

  PRINCIPAL                                                                                          EFFECTIVE
   AMOUNT                                                                    COUPON   MATURITY       MATURITY*         VALUE
------------                                                                 ------  ----------     ----------     --------------
NEW YORK CONTINUED
$    695,000  NYC IDA (Family Support Systems)(1)                             6.500% 11/01/2014     02/02/2012(C)  $      694,972
   3,340,000  NYC IDA (Gateway School of New York)(1)                         5.300  06/01/2019     05/01/2015(C)       3,097,149
     840,000  NYC IDA (Global Country World Peace)(1)                         6.250  11/01/2015     01/19/2013(C)         735,689
     790,000  NYC IDA (Global Country World Peace)(1)                         6.250  11/01/2025     12/20/2012(C)         691,898
   1,090,000  NYC IDA (Gourmet Boutique)(1)                                   5.250  05/01/2013     08/21/2010(C)         983,376
   1,635,000  NYC IDA (Guttmacher Institute)(1)                               5.250  12/01/2016     12/29/2012(C)       1,502,630
     500,000  NYC IDA (Independent Living Assoc.)(1)                          6.200  07/01/2020     05/04/2015(C)         472,580
  30,545,000  NYC IDA (Japan Airlines)(1)                                     6.000  11/01/2015     11/01/2009(A)      30,618,308
  16,350,000  NYC IDA (JFK International Airport)(1)                          8.000  08/01/2012     08/01/2012         16,581,843
  21,375,000  NYC IDA (Liberty-7 World Trade Center)(1)                       6.250  03/01/2015     03/01/2012(A)      21,439,980
   5,000,000  NYC IDA (Liberty-7 World Trade Center)(3)                       6.500  03/01/2035     09/13/2027(C)       4,825,200
   2,355,000  NYC IDA (Lycee Francais De New York)(1)                         5.500  06/01/2013     12/01/2012(A)       2,461,187
     730,000  NYC IDA (Lycee Francais De New York)(1)                         5.500  06/01/2015     12/01/2012(A)         750,418
   2,880,000  NYC IDA (Lycee Francais De New York)(1)                         5.500  06/01/2016     12/01/2012(A)       2,948,602
   2,000,000  NYC IDA (Lycee Francais De New York)(1)                         5.500  06/01/2017     12/01/2012(A)       2,037,040
   3,210,000  NYC IDA (Lycee Francais De New York)(1)                         5.500  06/01/2018     12/01/2012(A)       3,254,394
     725,000  NYC IDA (Manhattan Community Access Corp.)(1)                   5.250  12/01/2016     12/24/2012(C)         666,304
   3,895,000  NYC IDA (Margaret Tietz Nursing & Rehabilitation Center)(1)     5.375  11/01/2016     03/18/2013(C)       3,678,905
     415,000  NYC IDA (Margaret Tietz Nursing & Rehabilitation Center)(1)     5.375  11/01/2018     09/13/2014(C)         384,576
   2,020,000  NYC IDA (Margaret Tietz Nursing & Rehabilitation Center)(1)     5.375  11/01/2018     10/05/2014(C)       1,871,914
     250,000  NYC IDA (Marymount School of New York)(1)                       5.125  09/01/2021     09/01/2012(A)         256,543
   1,545,000  NYC IDA (Metro Biofuels)(1)                                     5.500  11/01/2013     12/12/2011(C)       1,432,416
   1,800,000  NYC IDA (Metropolitan College of New York)(1)                   5.750  03/01/2020     03/14/2018(C)       1,669,284
   4,585,000  NYC IDA (Montefiore Medical Center Corp.)(1)                    5.125  11/01/2025     11/01/2010(A)       4,662,716
   5,865,000  NYC IDA (Montefiore Medical Center Corp.)(1)                    5.125  11/01/2035     10/01/2010(A)       5,926,172
      90,000  NYC IDA (Precision Gear)                                        5.875  11/01/2009     11/01/2009             89,843


                    14 | LIMITED TERM NEW YORK MUNICIPAL FUND

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

  PRINCIPAL                                                                                          EFFECTIVE
   AMOUNT                                                                    COUPON   MATURITY       MATURITY*          VALUE
------------                                                                 ------  ----------     ----------     --------------
NEW YORK CONTINUED
$     75,000  NYC IDA (Precision Gear)                                        5.875% 11/01/2009     11/01/2009     $       74,851
     250,000  NYC IDA (Queens Baseball Stadium)(1)                            5.000  01/01/2025     01/01/2017(A)         255,163
   1,115,000  NYC IDA (Reece School)(1)                                       6.500  12/01/2017     12/14/2013(C)       1,067,077
     325,000  NYC IDA (Rockefeller Foundation)(1)                             5.375  07/01/2023     10/01/2010(A)         325,605
   3,250,000  NYC IDA (Rosco, Inc.)(1)                                        5.625  06/01/2022     06/01/2019(C)       3,146,520
   4,100,000  NYC IDA (Samaritan Aids Services)(1)                            5.000  11/01/2024     11/01/2011(A)       4,237,842
     500,000  NYC IDA (Services for the Underserved/Young Adult
              Institute Obligated Group)(1)                                   4.350  07/01/2011     07/01/2011            486,585
     620,000  NYC IDA (Showman Fabricators)(1)                                7.125  11/01/2013     03/24/2011(C)         567,920
     100,000  NYC IDA (Special Needs Facilities Pooled Program)               4.150  07/01/2014     04/08/2012(C)          95,865
     200,000  NYC IDA (Special Needs Facilities Pooled Program)               5.800  07/01/2023     10/12/2021(C)         177,704
   1,065,000  NYC IDA (Stallion)(1)                                           5.000  11/01/2016     11/03/2013(C)         899,116
     530,000  NYC IDA (Stallion)                                              5.500  11/01/2017     11/01/2017            459,759
   1,265,000  NYC IDA (Studio School)(1)                                      6.250  11/01/2018     11/12/2016(C)       1,215,602
   5,855,000  NYC IDA (Terminal One Group Assoc.)(1)                          5.500  01/01/2017     01/01/2016(D)       6,190,199
   6,000,000  NYC IDA (Terminal One Group Assoc.)(1)                          5.500  01/01/2018     01/01/2016(D)       6,290,100
  11,670,000  NYC IDA (Terminal One Group Assoc.)(1)                          5.500  01/01/2019     01/01/2016(D)      12,150,571
   8,000,000  NYC IDA (Terminal One Group Assoc.)(1)                          5.500  01/01/2020     01/01/2016(D)       8,259,520
   2,000,000  NYC IDA (Terminal One Group Assoc.)(1)                          5.500  01/01/2021     01/01/2016(D)       2,056,200
  37,000,000  NYC IDA (Terminal One Group Assoc.)(1)                          5.500  01/01/2024     01/01/2016(D)      37,563,140
   1,080,000  NYC IDA (The Child School)(1)                                   7.000  06/01/2013     12/26/2010(C)       1,101,719
   7,910,000  NYC IDA (Unicef)(1)                                             5.050  11/01/2018     09/30/2014(C)       7,354,797
   1,000,000  NYC IDA (United Nations School)(1)                              6.350  12/01/2015     12/01/2009(A)       1,002,710
   1,000,000  NYC IDA (Urban Resource Institute)(1)                           5.250  03/01/2023     03/01/2013(A)       1,035,340
     805,000  NYC IDA (Urban Resource Institute)(1)                           6.500  11/01/2013     04/09/2011(C)         791,122
     925,000  NYC IDA (Vaughn College Aeronautics)(1)                         5.000  12/01/2016     09/15/2013(C)         869,611
   2,790,000  NYC IDA (Vaughn College Aeronautics)(1)                         5.000  12/01/2016     10/21/2012(C)       2,622,935
   5,700,000  NYC IDA (Visy Paper)(1)                                         7.800  01/01/2016     11/02/2012(C)       5,489,214
     765,000  NYC IDA (Vocational Instruction)(9)                             7.250  02/01/2013     10/21/2010(C)         619,038
   5,360,000  NYC IDA (Yeled Yalda Early Childhood)(1)                        5.350  11/01/2017     10/02/2013(C)       4,888,534


                    15 | LIMITED TERM NEW YORK MUNICIPAL FUND

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

  PRINCIPAL                                                                                          EFFECTIVE
   AMOUNT                                                                    COUPON   MATURITY       MATURITY*          VALUE
------------                                                                 ------  ----------     ----------     --------------
NEW YORK CONTINUED
$  5,055,000  NYC IDA (YMCA of Greater New York)(1)                           5.250% 08/01/2021     02/01/2011(A)  $    5,121,018
   5,905,000  NYC IDA (YMCA of Greater New York)(1)                           5.800  08/01/2016(2)  10/01/2010(A)       5,915,511
     300,000  NYC IDA (Zeluck, Inc.)(1)                                       6.250  11/01/2011     11/01/2011            299,997
      20,000  NYC Municipal Water Finance Authority(1)                        4.875  06/15/2021     12/15/2009(A)          20,028
      50,000  NYC Municipal Water Finance Authority(1)                        5.000  06/15/2027     12/15/2009(A)          50,055
      90,000  NYC Municipal Water Finance Authority(1)                        5.000  06/15/2027     12/15/2009(A)          90,099
      65,000  NYC Municipal Water Finance Authority(1)                        5.000  06/15/2027     12/15/2009(A)          65,072
     140,000  NYC Municipal Water Finance Authority(1)                        5.000  06/15/2029     06/15/2010(A)         141,194
      50,000  NYC Municipal Water Finance Authority(1)                        5.750  06/15/2013(2)  12/15/2009(A)          53,880
      10,000  NYC Transitional Finance Authority(1)                           5.000  05/01/2026(2)  05/01/2010(A)          10,063
   3,880,000  NYC Trust for Cultural Resources (Museum of American
              Folk Art)(1)                                                    6.000  07/01/2022(2)  03/01/2020(C)       3,492,194
   2,720,000  NYC Trust for Cultural Resources (Museum of American
              Folk Art)(1)                                                    6.125  07/01/2030(2)  04/03/2027(C)       2,306,478
     250,000  NYC Trust for Cultural Resources (Museum of Modern
              Art)(1)                                                         5.125  07/01/2031     07/01/2012(A)         257,655
     935,000  NYC Trust for Cultural Resources (Museum of Modern
              Art)(1)                                                         5.500  01/01/2021     10/01/2010(A)         938,076
     250,000  NYS DA (Augustana Lutheran Home)(1)                             5.500  02/01/2041(2)  02/01/2013(A)         259,295
      25,000  NYS DA (Brookdale Hospital Medical Center)(1)                   5.200  02/15/2016     02/15/2010(A)          25,218
      65,000  NYS DA (Brookdale Hospital Medical Center)(1)                   5.300  02/15/2017     08/15/2010(A)          65,536
      60,000  NYS DA (Brooklyn Hospital Center)                               5.100  02/01/2019     02/01/2011(A)          60,647
   1,300,000  NYS DA (Canisius College)(1)                                    5.000  07/01/2022     07/01/2015(A)       1,295,658
   1,120,000  NYS DA (Catskill Regional Medical Center)                       5.250  02/15/2023     02/15/2015(A)       1,205,568
   1,350,000  NYS DA (Chapel Oaks)(1)                                         5.375  07/01/2017(2)  10/01/2010(A)       1,368,279
   3,290,000  NYS DA (Chapel Oaks)(1)                                         5.450  07/01/2026     07/01/2010(A)       3,327,013
      65,000  NYS DA (City University)(1)                                     5.000  07/01/2026     07/01/2010(A)          65,324
  10,000,000  NYS DA (City University)(1)                                     5.250  07/01/2025     10/01/2010(A)      10,074,900
     145,000  NYS DA (City University)(1)                                     5.250  07/01/2025     07/01/2010(A)         146,086
      20,000  NYS DA (Culinary Institute of America)(1)                       5.000  07/01/2022     07/01/2011(A)          20,177
      25,000  NYS DA (D'Youville College)(1)                                  4.700  07/01/2012     07/01/2011(A)          26,134
     350,000  NYS DA (Dept. of Health)(1)                                     5.000  07/01/2021     07/01/2014(A)         373,972
      10,000  NYS DA (Dept. of Health)(1)                                     5.000  07/01/2024     07/01/2010(A)          10,059


                    16 | LIMITED TERM NEW YORK MUNICIPAL FUND

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

  PRINCIPAL                                                                                          EFFECTIVE
   AMOUNT                                                                    COUPON   MATURITY       MATURITY*          VALUE
------------                                                                 ------  ----------     ----------     --------------
NEW YORK CONTINUED
$     35,000  NYS DA (Dept. of Health)(1)                                     5.000% 07/01/2028     07/01/2010(A)  $       35,407
     880,000  NYS DA (Dept. of Health)(1)                                     5.250  07/01/2023     07/01/2014(A)         935,352
   1,345,000  NYS DA (Dept. of Health)(1)                                     5.500  07/01/2021     10/01/2010(A)       1,346,950
     240,000  NYS DA (Dept. of Mental Hygiene)(1)                             5.000  02/15/2023     08/15/2010(A)         241,452
   2,525,000  NYS DA (Ellis Hospital)(1)                                      5.050  08/15/2024     08/15/2014(A)       2,680,313
     120,000  NYS DA (Ellis Hospital)(1)                                      5.500  08/01/2015     02/01/2010(A)         120,278
     150,000  NYS DA (Ellis Hospital)(1)                                      5.600  08/01/2025     02/01/2010(A)         150,201
     175,000  NYS DA (Ellis Hospital)(1)                                      5.625  08/01/2035(2)  08/01/2010(A)         175,198
      50,000  NYS DA (FNHC/KR/MMWNHC Obligated Group)(1)                      5.500  07/01/2010(2)  10/01/2009(A)          50,159
     785,000  NYS DA (FNHC/KR/MMWNHC Obligated Group)(1)                      5.750  07/01/2017     10/01/2010(A)         787,198
      30,000  NYS DA (Fordham University)(1)                                  5.000  07/01/2028     07/01/2010(A)          30,167
   3,835,000  NYS DA (Frances Schervier Home & Hospital Obligated
              Group)(1)                                                       5.500  07/01/2017(2)  10/01/2010(A)       3,839,372
  10,055,000  NYS DA (Frances Schervier Home & Hospital Obligated
              Group)(1)                                                       5.500  07/01/2027(2)  10/01/2010(A)      10,067,066
      40,000  NYS DA (German Masonic Home)(1)                                 5.950  08/01/2026(2)  02/01/2010(A)          40,071
     165,000  NYS DA (German Masonic Home)(1)                                 6.000  08/01/2036     02/01/2010(A)         165,264
   1,210,000  NYS DA (Grace Manor Health Care Facility)(1)                    6.150  07/01/2018     10/01/2010(A)       1,212,384
   1,000,000  NYS DA (GSHMC/CHSLI Obligated Group)(1)                         5.750  07/01/2014     10/01/2010(A)       1,011,530
       5,000  NYS DA (Hamilton College)(1)                                    5.125  07/01/2016     10/01/2010(A)           5,067
   1,000,000  NYS DA (Health Center/BFCC/USBFCC Obligated Group)(1)           5.000  11/15/2019     11/15/2011(A)       1,027,380
  10,565,000  NYS DA (Hospital)(7)                                            6.450  08/15/2024     08/15/2012(A)      11,383,998
   2,050,000  NYS DA (Hunts Point Multi-Service Center)(1)                    5.625  07/01/2022     01/01/2010(A)       2,058,774
      35,000  NYS DA (John T. Mather Memorial Hospital)                       5.250  07/01/2015     10/01/2010(A)          35,031
     170,000  NYS DA (John T. Mather Memorial Hospital)                       5.375  07/01/2019     01/01/2010(A)         170,097
   1,590,000  NYS DA (John T. Mather Memorial Hospital)(1)                    5.750  07/01/2025     07/01/2010(A)       1,590,795
  15,210,000  NYS DA (Kaleida Health)(7)                                      5.050  02/15/2025     02/15/2014(A)      16,308,732
     965,000  NYS DA (L.I. University)(1)                                     5.125  09/01/2010     09/01/2010            986,452
   1,015,000  NYS DA (L.I. University)(1)                                     5.250  09/01/2028     09/01/2011(A)       1,015,690
     725,000  NYS DA (Le Moyne College)(1)                                    5.000  07/01/2018     10/01/2010(A)         726,791
   1,100,000  NYS DA (Leake & Watts Services)(1)                              5.000  07/01/2023     07/01/2014(A)       1,178,826
      10,000  NYS DA (Lenox Hill Hospital Obligated Group)                    5.750  07/01/2016     07/01/2016              9,846
   2,000,000  NYS DA (Lenox Hill Hospital Obligated Group)                    5.750  07/01/2017     07/01/2017          1,921,280


                    17 | LIMITED TERM NEW YORK MUNICIPAL FUND

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

  PRINCIPAL                                                                                          EFFECTIVE
   AMOUNT                                                                    COUPON   MATURITY       MATURITY*          VALUE
------------                                                                 ------  ----------     ----------     --------------
NEW YORK CONTINUED
$    450,000  NYS DA (Long Beach Medical Center)(1)                           5.550% 08/01/2015     02/01/2010(A)  $      451,062
     100,000  NYS DA (Manhattan College)(1)                                   5.500  07/01/2019     07/01/2013(A)         102,653
     110,000  NYS DA (March of Dimes)                                         5.600  07/01/2012     10/01/2010(A)         110,343
   3,865,000  NYS DA (Marymount Manhattan College)(1)                         6.250  07/01/2029     07/01/2010(A)       3,906,549
     615,000  NYS DA (Master BOCES Program)(1)                                5.250  08/15/2023     08/15/2013(A)         655,516
     175,000  NYS DA (Menorah Campus)(1)                                      6.100  02/01/2037     02/01/2010(A)         175,292
     225,000  NYS DA (Mental Health Services Facilities)(1)                   5.250  02/15/2023     02/15/2014(A)         238,304
     850,000  NYS DA (Millard Fillmore Hospital)                              5.375  02/01/2017     02/01/2010(A)         851,547
   5,360,000  NYS DA (Miriam Osborn Memorial Home Assoc.)(1)                  6.875  07/01/2019(2)  07/01/2012(A)       5,519,138
      25,000  NYS DA (Mount Sinai Hospital/NYU Hospitals Center/
              Hospital for Joint Diseases Orthopedic Institute
              Obligated Group)(1)                                             6.000  07/01/2011     07/01/2010(A)          25,876
      75,000  NYS DA (Mount Sinai School of Medicine)(1)                      5.000  07/01/2015     10/01/2010(A)          75,082
      80,000  NYS DA (Mount Sinai School of Medicine)(1)                      5.000  07/01/2016     01/01/2010(A)          80,071
   1,125,000  NYS DA (Mount Sinai School of Medicine)(1)                      5.000  07/01/2021     10/01/2010(A)       1,126,440
   4,000,000  NYS DA (MSH/NYU Hospital Center/HJDOI Obligated
              Group)(1)                                                       5.000  07/01/2013     10/01/2010(A)       4,006,560
  10,380,000  NYS DA (MSH/NYU Hospital Center/HJDOI Obligated
              Group)(1)                                                       5.500  07/01/2026     07/01/2010(A)      10,386,124
      40,000  NYS DA (MSH/NYU Hospital Center/HJDOI Obligated
              Group)(1)                                                       6.000  07/01/2013     07/01/2011(A)          41,260
  34,775,000  NYS DA (MSH/NYU Hospital Center/HJDOI Obligated
              Group)(1)                                                       6.500  07/01/2025     07/01/2011(A)      35,596,386
   7,710,000  NYS DA (Mt. Sinai Hospital)(1)                                  6.500  07/01/2015     07/01/2010(A)       7,948,547
   9,095,000  NYS DA (Mt. Sinai Hospital)(1)                                  6.500  07/01/2016     07/01/2010(A)       9,365,303
      35,000  NYS DA (Mt. Sinai Hospital)(1)                                  6.625  07/01/2018     07/01/2011(A)          36,012
   3,665,000  NYS DA (Mt. Sinai Hospital)(1)                                  6.625  07/01/2019     07/01/2011(A)       3,767,327
   7,950,000  NYS DA (Mt. Sinai/NYU Health)(1)                                5.500  07/01/2026     07/01/2010(A)       7,954,691
     295,000  NYS DA (Mt. Sinai/NYU Health)(1)                                6.000  07/01/2010     07/01/2010            303,806
     200,000  NYS DA (Mt. Sinai/NYU Health)(1)                                6.100  07/01/2012     07/01/2010(A)         206,784
   7,205,000  NYS DA (Mt. Sinai/NYU Health)(1)                                6.500  07/01/2017     07/01/2010(A)       7,412,648
   6,400,000  NYS DA (Mt. Sinai/NYU Health)(1)                                6.750  07/01/2020     07/01/2011(A)       6,582,592
      40,000  NYS DA (Municipal Health Facilities)(1)                         5.500  05/15/2016     11/15/2009(A)          40,130
     350,000  NYS DA (Municipal Health Facilities)(1)                         5.500  05/15/2017     11/15/2009(A)         351,141
     360,000  NYS DA (Municipal Health Facilities)(1)                         5.500  05/15/2024     11/15/2009(A)         360,565


                    18 | LIMITED TERM NEW YORK MUNICIPAL FUND

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS September 30, 2009 / Unaudited

  PRINCIPAL                                                                                          EFFECTIVE
   AMOUNT                                                                    COUPON   MATURITY       MATURITY*          VALUE
------------                                                                 ------  ----------     ----------     --------------
NEW YORK CONTINUED
$     10,000  NYS DA (New York & Presbyterian Hospital)                       5.000% 02/01/2019     02/01/2010(A)  $       10,045
      50,000  NYS DA (New York Downtown Hospital)(1)                          5.100  02/15/2012     02/15/2010(A)          50,519
      30,000  NYS DA (New York Downtown Hospital)(1)                          5.300  02/15/2020     02/15/2010(A)          30,205
      20,000  NYS DA (New York Hospital Medical Center of Queens)             5.450  08/15/2019     08/15/2011(A)          20,236
     100,000  NYS DA (New York Medical College)(1)                            5.000  07/01/2021     07/01/2010(A)         100,793
   1,000,000  NYS DA (New York Methodist Hospital)(1)                         5.250  07/01/2024     03/02/2022(C)         922,560
   4,200,000  NYS DA (North General Hospital)(1)                              5.750  02/15/2019     02/15/2013(A)       4,511,178
   3,750,000  NYS DA (North General Hospital)(1)                              5.750  02/15/2020     02/15/2013(A)       4,021,800
      35,000  NYS DA (North Shore University Hospital)(1)                     5.000  11/01/2023     11/01/2010(A)          35,006
      40,000  NYS DA (Northeast Parent & Child)                               5.500  07/01/2018     10/01/2010(A)          40,516
       5,000  NYS DA (NSUH/NSUHGC/NSUHPL Obligated Group)(1)                  5.000  11/01/2023     11/01/2010(A)           5,055
  10,455,000  NYS DA (NSUH/NSUHGC/NSUHPL Obligated Group)(1)                  5.200  11/01/2017     11/01/2010(A)      10,569,900
     200,000  NYS DA (NSUH/NSUHGC/NSUHPL Obligated Group)(1)                  5.250  11/01/2019     11/01/2009(A)         201,620
   1,400,000  NYS DA (NYU Hospitals Center)(1)                                5.250  07/01/2024     01/27/2018(C)       1,405,194
   2,000,000  NYS DA (Park Ridge Hsg.)(1)                                     6.375  08/01/2020(2)  08/01/2010(A)       2,055,720
   1,595,000  NYS DA (Park Ridge Hsg.)(1)                                     6.500  08/01/2025(2)  08/01/2010(A)       1,651,016
   3,680,000  NYS DA (Providence Rest)(1)                                     5.000  07/01/2021     07/12/2020(C)       2,976,678
   1,250,000  NYS DA (Providence Rest)(1)                                     5.125  07/01/2030     08/06/2028(C)         889,813
     160,000  NYS DA (Resurrection Rest Home Castleton on Hudson)(1)          6.050  08/01/2035(2)  02/01/2010(A)         160,240
   8,730,000  NYS DA (Rochester General Hospital)(1)                          5.000  12/01/2025     10/25/2021(C)       8,456,489
      50,000  NYS DA (Rochester Institute of Technology)(1)                   5.250  07/01/2025     07/01/2012(A)          52,463
   5,100,000  NYS DA (Ryan-Clinton Community Health Center)(1)                6.100  07/01/2019(2)  01/01/2010(A)       5,181,192
   5,000,000  NYS DA (School District Financing)(1)                           5.750  10/01/2022(2)  10/01/2012(A)       5,414,450
   5,000,000  NYS DA (School District Financing)(1)                           5.750  10/01/2030(2)  10/01/2012(A)       5,338,600
     120,000  NYS DA (SCHRC)(1)                                               5.500  07/01/2022     07/01/2011(A)         120,914
   3,460,000  NYS DA (SCHRC/CHSLI Obligated Group)(1)                         5.700  07/01/2013     10/01/2010(A)       3,500,309
   3,820,000  NYS DA (SCHRC/CHSLI Obligated Group)(1)                         5.750  07/01/2014     10/01/2010(A)       3,864,045
   1,370,000  NYS DA (SCHRC/CHSLI Obligated Group)(1)                         5.800  07/01/2015     07/01/2011(A)       1,385,659


                    19 | LIMITED TERM NEW YORK MUNICIPAL FUND

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

  PRINCIPAL                                                                                          EFFECTIVE
   AMOUNT                                                                    COUPON   MATURITY       MATURITY*          VALUE
------------                                                                 ------  ----------     ----------     --------------
NEW YORK CONTINUED
$     10,000  NYS DA (SCSMC/SV/CHSLI Obligated Group)(1)                      5.750% 07/01/2020     07/01/2011(A)  $       10,120
  15,000,000  NYS DA (SCSMC/SV/CHSLI Obligated Group)(1)                      6.500  07/01/2020(2)  07/01/2011(A)      15,304,950
     100,000  NYS DA (SFH)(1)                                                 5.500  07/01/2029     07/01/2010(A)         100,454
     250,000  NYS DA (SFH/CHSLI Obligated Group)(1)                           5.500  07/01/2022     07/01/2011(A)         252,638
   1,000,000  NYS DA (SFH/CHSLI Obligated Group)(1)                           5.800  07/01/2015     10/01/2010(A)       1,011,860
  15,480,000  NYS DA (SFH/GSHMC/MMC/SCHRC Obligated Group)(1)                 5.000  07/01/2021     09/10/2018(C)      15,329,689
      35,000  NYS DA (Skidmore College)(1)                                    5.000  07/01/2028     07/01/2010(A)          35,232
     200,000  NYS DA (Southside Hospital)(1)                                  5.000  02/15/2018     02/15/2010(A)         200,644
     135,000  NYS DA (Southside Hospital)(1)                                  5.200  02/15/2021     02/15/2010(A)         135,806
      30,000  NYS DA (Special Act School Districts)(1)                        5.700  07/01/2010     10/01/2009(A)          30,107
      10,000  NYS DA (Special Act School Districts)(1)                        5.750  07/01/2011     10/01/2010(A)          10,035
     320,000  NYS DA (Special Act School Districts)(1)                        5.875  07/01/2013     10/01/2010(A)         321,181
      15,000  NYS DA (Special Act School Districts)(1)                        6.000  07/01/2016     10/01/2010(A)          15,058
     925,000  NYS DA (Special Act School Districts)(1)                        6.000  07/01/2019     10/01/2010(A)         928,645
   3,075,000  NYS DA (St. Barnabas Hospital)                                  5.350  08/01/2017     02/01/2010(A)       3,080,135
      35,000  NYS DA (St. John's Health Care Corp.)(1)                        6.250  02/01/2036     02/01/2010(A)          35,057
   5,090,000  NYS DA (St. Joseph's Hospital Health Center)(1)                 5.250  07/01/2018(2)  07/01/2010(A)       5,092,901
   3,685,000  NYS DA (St. Lawrence)(1)                                        5.400  08/15/2026     08/15/2017(A)       4,125,431
 100,920,000  NYS DA (St. Luke's Roosevelt Hospital)(1)                       4.800  08/15/2025     08/15/2015(A)     105,159,649
   5,915,000  NYS DA (St. Vincent DePaul Residence)(1)                        5.300  07/01/2018(2)  07/01/2010(A)       5,981,248
      80,000  NYS DA (State University Athletic Facilities)(1)                5.250  07/01/2018     07/01/2010(A)          80,682
     375,000  NYS DA (State University Educational Facilities)(1)             5.125  05/15/2021     11/15/2009(A)         376,286
     255,000  NYS DA (State University Educational Facilities)(1)             5.125  05/15/2021     11/15/2009(A)         255,875
      30,000  NYS DA (State University Educational Facilities)(1)             5.250  05/15/2011     11/15/2009(A)          30,252
     800,000  NYS DA (State University Educational Facilities)(1)             5.375  05/15/2011     11/15/2009(A)         802,888


                    20 | LIMITED TERM NEW YORK MUNICIPAL FUND

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

  PRINCIPAL                                                                                          EFFECTIVE
   AMOUNT                                                                    COUPON   MATURITY       MATURITY*          VALUE
------------                                                                 ------  ----------     ----------     --------------
NEW YORK CONTINUED
$     20,000  NYS DA (Staten Island University Hospital)(1)                   5.000% 07/01/2017     01/22/2016(C)  $       19,010
     345,000  NYS DA (Suffern Free Library Assoc.)(1)                         5.000  07/01/2020     07/01/2010(A)         349,461
   2,820,000  NYS DA (The Bronx-Lebanon Hospital Center)(1)                   6.250  08/15/2022     02/15/2014(A)       3,011,534
   2,125,000  NYS DA (The Rosalind & Joseph Gurwin Jewish Geriatric
              Center of Long Island)                                          5.400  02/01/2015     02/01/2010(A)       2,129,569
     170,000  NYS DA (The Rosalind & Joseph Gurwin Jewish Geriatric
              Center of Long Island)                                          5.700  02/01/2037     02/01/2010(A)         170,170
   2,145,000  NYS DA (United Cerebral Palsy Assoc. of Nassau
              County)(1)                                                      5.500  07/01/2024     10/01/2010(A)       2,147,789
   1,450,000  NYS DA (United Cerebral Palsy Assoc. of NYC)                    5.750  07/01/2018(2)  07/01/2012(A)       1,521,065
      30,000  NYS DA (United Cerebral Palsy Assoc.)(1)                        5.375  07/01/2011     10/01/2010(A)          30,102
     175,000  NYS DA (United Health Services Hospitals)                       5.375  08/01/2027     02/01/2010(A)         175,655
   6,815,000  NYS DA (United Health Services Hospitals)                       5.500  08/01/2017     02/01/2010(A)       6,864,272
      20,000  NYS DA (Upstate Community Colleges)(1)                          5.000  07/01/2028     07/01/2011(A)          20,211
   1,905,000  NYS DA (Upstate Community Colleges)(1)                          5.125  07/01/2021     07/01/2014(A)       2,105,120
   1,165,000  NYS DA (Upstate Community Colleges)(1)                          5.125  07/01/2022     07/01/2014(A)       1,258,561
      35,000  NYS DA (W.K. Nursing Home)(1)                                   6.050  02/01/2026     11/01/2009(A)          35,066
     285,000  NYS DA (Wyckoff Heights Medical Center)(1)                      5.200  02/15/2013     08/15/2010(A)         287,913
   1,000,000  NYS DA (Wyckoff Heights Medical Center)(1)                      5.200  02/15/2014     08/15/2010(A)       1,009,910
  26,090,000  NYS DA (Wyckoff Heights Medical Center)(1)                      5.300  08/15/2021     02/15/2010(A)      26,253,845
   1,020,000  NYS DA (Wyckoff Heights Medical Center)(1)                      5.300  08/15/2021     02/15/2010(A)       1,025,386
  39,570,000  NYS DA, Series B(7)                                             6.650  08/15/2030     08/15/2012(A)      42,628,347
   1,000,000  NYS DA, Series B(1)                                             6.650  08/15/2030     08/15/2012(A)       1,077,270
       5,000  NYS EFC(1)                                                      5.600  09/15/2013     09/15/2010(A)           5,020
   1,000,000  NYS EFC(1)                                                      5.650  02/15/2017     08/15/2010(A)       1,004,030
     955,000  NYS EFC (L.I. Water Corp.)(1)                                   5.250  08/01/2027     08/01/2010(A)         955,029
      20,000  NYS EFC (NYC Municipal Water Finance Authority)(1)              5.875  06/15/2014     12/15/2009(A)          20,086
      25,000  NYS EFC (NYS Water Services)(1)                                 5.700  07/15/2012     02/01/2010(A)          25,102
   7,500,000  NYS EFC (NYS Water Services)(1)                                 5.950  01/15/2020     01/15/2013(A)       7,878,975
     390,000  NYS EFC (NYS Water Services)(1)                                 6.875  06/15/2010(2)  12/15/2009(A)         392,118


                    21 | LIMITED TERM NEW YORK MUNICIPAL FUND

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

  PRINCIPAL                                                                                             EFFECTIVE
   AMOUNT                                                                    COUPON      MATURITY       MATURITY*          VALUE
------------                                                                 ------     ----------     ----------     --------------
NEW YORK CONTINUED
$  1,705,000  NYS EFC (NYS Water Services)(1)                                 6.875%    06/15/2014(2)  12/15/2009(A)  $    1,713,900
     120,000  NYS EFC (NYS Water Services)(1)                                 7.250     06/15/2010(2)  12/15/2009(A)         120,690
     305,000  NYS EFC (NYS Water Services)(1)                                 7.500     06/15/2012(2)  12/15/2009(A)         306,830
      10,000  NYS EFC (NYS Water Services)(1)                                 7.500     06/15/2012(2)  12/15/2009(A)          10,060
     500,000  NYS EFC (Pollution Control)(1)                                  5.550     08/15/2014     08/15/2010(A)         501,960
     930,000  NYS EFC (Spring Valley Water Company)                           5.650     11/01/2023     11/01/2009(A)         930,670
   5,800,000  NYS EFC (Spring Valley Water Company)(1)                        6.300     08/01/2024     02/01/2010(A)       5,805,046
  36,185,000  NYS ERDA (Brooklyn Union Gas Company)(1)                        5.500     01/01/2021     10/01/2010(A)      36,222,271
  10,650,000  NYS ERDA (Con Ed)(1)                                            0.543(6)  10/01/2036     10/01/2036          8,905,530
 132,710,000  NYS ERDA (Con Ed)(1)                                            4.700     06/01/2036     10/01/2012(D)     132,826,785
   4,515,000  NYS ERDA (LILCO)(1)                                             5.150     03/01/2016     09/01/2010(A)       4,525,204
   1,030,000  NYS ERDA (LILCO)(1)                                             5.150     03/01/2016     09/01/2010(A)       1,033,574
  13,795,000  NYS ERDA (LILCO)(1)                                             5.150     03/01/2016     09/01/2010(A)      13,823,832
   5,245,000  NYS ERDA (LILCO)(1)                                             5.150     03/01/2016     09/01/2010(A)       5,255,962
  20,295,000  NYS ERDA (LILCO)(1)                                             5.300     11/01/2023     03/01/2011(A)      20,467,913
   5,720,000  NYS ERDA (Niagara Mohawk Power Corp.)(1)                        0.616(6)  12/01/2026     12/11/2009(D)       5,086,796
       5,000  NYS GO(1)                                                       5.000     09/15/2017     09/15/2010(A)           5,035
     100,000  NYS GO(1)                                                       5.250     10/01/2012     04/01/2010(A)         100,346
      15,000  NYS GO(1)                                                       5.250     11/15/2017     11/15/2009(A)          15,050
      35,000  NYS GO(1)                                                       5.250     05/01/2018     11/01/2009(A)          35,076
       5,000  NYS GO(1)                                                       5.250     11/15/2021     11/15/2009(A)           5,013
      80,000  NYS GO(1)                                                       5.300     07/15/2015     01/15/2010(A)          80,219
      10,000  NYS GO(1)                                                       5.300     07/15/2017     01/15/2010(A)          10,023
     100,000  NYS GO(3)                                                       5.375     10/01/2011     04/01/2010(A)         100,378
      35,000  NYS GO(1)                                                       5.500     07/15/2024     10/01/2012(A)          35,062
     485,000  NYS GO(1)                                                       5.500     07/15/2024     01/25/2010(A)         485,863
      40,000  NYS GO(1)                                                       6.600     12/01/2014     12/01/2009(A)          40,318
     780,000  NYS HFA (Golden Age Apartments)(1)                              5.000     02/15/2037     03/01/2023(C)         762,879
   9,710,000  NYS HFA (Hospital & Nursing Home)(1)                            5.150     11/01/2016     11/01/2009(A)       9,761,463
       5,000  NYS HFA (Hospital & Nursing Home)                               5.500     11/01/2012     11/01/2009(A)           5,677
      15,000  NYS HFA (Hospital & Nursing Home)                               5.875     11/01/2010     11/01/2009(A)          15,845
       5,000  NYS HFA (Hospital & Nursing Home)                               5.900     11/01/2010     11/01/2009(A)           5,293
      10,000  NYS HFA (Hospital & Nursing Home)                               6.000     11/01/2013     11/01/2009(A)          11,789
      35,000  NYS HFA (Hospital & Nursing Home)                               6.000     11/01/2014     11/01/2009(A)          42,299


                    22 | LIMITED TERM NEW YORK MUNICIPAL FUND

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

  PRINCIPAL                                                                                          EFFECTIVE
   AMOUNT                                                                    COUPON   MATURITY       MATURITY*          VALUE
------------                                                                 ------  ----------     ----------     --------------
NEW YORK CONTINUED
$      5,000  NYS HFA (Hospital & Nursing Home)                               6.875% 11/01/2009     11/01/2009     $        5,027
      25,000  NYS HFA (Loewn Devel. of Wappingers Falls)(1)                   5.250  08/15/2019     02/15/2011(A)          25,232
      65,000  NYS HFA (Meadow Manor)(1)                                       7.750  11/01/2019(2)  11/01/2009(A)          66,173
     345,000  NYS HFA (Multifamily Hsg.)(1)                                   5.300  08/15/2022     08/15/2012(A)         351,786
   1,340,000  NYS HFA (Multifamily Hsg.)(1)                                   5.300  08/15/2024     02/15/2011(A)       1,349,795
      50,000  NYS HFA (Multifamily Hsg.)(1)                                   5.400  02/15/2016     02/15/2012(A)          50,787
   1,215,000  NYS HFA (Multifamily Hsg.)(1)                                   5.550  08/15/2019     08/15/2011(A)       1,228,073
      40,000  NYS HFA (Multifamily Hsg.)(1)                                   5.600  02/15/2011     02/15/2010(A)          40,201
   1,385,000  NYS HFA (Multifamily Hsg.)(1)                                   5.600  08/15/2019     08/15/2011(A)       1,399,958
   1,240,000  NYS HFA (Multifamily Hsg.)(1)                                   5.600  02/15/2026     02/15/2011(A)       1,249,945
     330,000  NYS HFA (Multifamily Hsg.)(1)                                   5.850  08/15/2013(2)  08/15/2010(A)         331,277
     680,000  NYS HFA (Multifamily Hsg.)(1)                                   5.950  08/15/2024(2)  08/15/2010(A)         682,686
      50,000  NYS HFA (Multifamily Hsg.)(1)                                   6.100  08/15/2028     08/15/2010(A)          50,054
      10,000  NYS HFA (Multifamily Hsg.)                                      6.250  08/15/2014(2)  08/01/2010(A)          10,023
       5,000  NYS HFA (Multifamily Hsg.)(1)                                   6.250  08/15/2014     08/15/2010(A)           5,013
     130,000  NYS HFA (Multifamily Hsg.)(1)                                   6.250  08/15/2025     08/15/2010(A)         130,137
     280,000  NYS HFA (Multifamily Hsg.)                                      6.350  08/15/2023(2)  08/15/2010(A)         280,311
     325,000  NYS HFA (Multifamily Hsg.)(1)                                   6.750  11/15/2036     11/15/2009(A)         353,681
      15,000  NYS HFA (Multifamily Hsg.)(1)                                   6.800  11/01/2014     11/01/2009(A)          15,042
      90,000  NYS HFA (Multifamily Hsg.)(1)                                   6.850  11/01/2019(2)  11/01/2009(A)          90,199
     715,000  NYS HFA (Newburgh Interfaith Emergency Hsg.)(1)                 7.050  11/01/2012     11/01/2009(A)         717,431
      30,000  NYS HFA (Nonprofit Hsg.)(1)                                     6.200  11/01/2009     11/01/2009             30,121
      10,000  NYS HFA (Nonprofit Hsg.)(1)                                     6.200  11/01/2010     11/01/2009(A)          10,135
      50,000  NYS HFA (Nonprofit Hsg.)(1)                                     6.200  11/01/2011     11/01/2009(A)          50,661
      40,000  NYS HFA (Nonprofit Hsg.)(1)                                     6.200  11/01/2012     11/01/2009(A)          40,520
      20,000  NYS HFA (Nonprofit Hsg.)(1)                                     6.200  11/01/2013     11/01/2009(A)          20,255
   5,950,000  NYS HFA (Phillips Village)(3)                                   7.750  08/15/2017     02/15/2010(A)       6,019,913
   2,990,000  NYS HFA (Senior Devel. Hsg.)(1)                                 5.100  11/15/2023     11/15/2017(A)       3,100,510
     700,000  NYS HFA (Service Contract)(1)                                   5.250  09/15/2014     09/15/2010(A)         705,292
      55,000  NYS HFA (Service Contract)(1)                                   5.375  03/15/2023     09/15/2010(A)          55,078
     695,000  NYS HFA (Service Contract)(1)                                   5.500  09/15/2018     09/15/2010(A)         699,865
  11,700,000  NYS HFA (Service Contract)(1)                                   5.500  09/15/2022     03/15/2010(A)      11,777,688
   7,590,000  NYS HFA (Service Contract)(1)                                   5.500  09/15/2022(2)  03/15/2010(A)       7,640,094
   5,520,000  NYS HFA (Service Contract)(1)                                   5.500  03/15/2025     03/15/2010(A)       5,555,383
      50,000  NYS HFA (Service Contract)(1)                                   6.000  03/15/2026     04/01/2010(A)          50,092
   1,790,000  NYS HFA (Simeon Dewitt)(1)                                      8.000  11/01/2018(2)  11/01/2009(A)       1,847,799
     315,000  NYS HFA (Tiffany Gardens)(1)                                    4.500  08/15/2015     10/11/2012(A)         330,715
     115,000  NYS HFA, Series A(1)                                            5.800  11/01/2009     11/01/2009            115,462
     130,000  NYS HFA, Series A(1)                                            5.875  11/01/2010     11/01/2009(A)         130,524
  29,860,000  NYS HFA, Series A(1)                                            6.100  11/01/2015(2)  11/01/2009(A)      29,988,995


                    23 | LIMITED TERM NEW YORK MUNICIPAL FUND

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

  PRINCIPAL                                                                                             EFFECTIVE
   AMOUNT                                                                    COUPON      MATURITY       MATURITY*          VALUE
------------                                                                 ------     ----------     ----------     --------------
NEW YORK CONTINUED
$  6,460,000  NYS HFA, Series A(1)                                            6.125%    11/01/2020(2)  11/01/2009(A)  $    6,468,463
   3,650,000  NYS HFA, Series C(1)                                            5.500     09/15/2018     09/15/2010(A)       3,675,404
      85,000  NYS LGSC (SCSB)(3)                                              6.375     12/15/2009     12/15/2009             85,160
   1,160,000  NYS Medcare (Hospital & Nursing Home)(1)                        6.300     08/15/2023     08/15/2010(A)       1,163,608
     740,000  NYS Medcare (Hospital & Nursing Home)(1)                        6.375     08/15/2033     08/15/2010(A)         741,872
     285,000  NYS Medcare (Hospital & Nursing Home)(1)                        7.000     08/15/2032     08/15/2010(A)         285,869
     170,000  NYS Medcare (Hospital & Nursing Home)(1)                        7.400     11/01/2016(2)  11/01/2009(A)         170,814
     100,000  NYS Medcare (Hospital & Nursing Home)(1)                        9.375     11/01/2016(2)  11/01/2009(A)         100,716
  10,710,000  NYS Municipal Bond Bank Agency (Special School
              Purpose)(1)                                                     5.250     12/01/2019     06/01/2013(A)      11,626,348
   2,930,000  NYS Municipal Bond Bank Agency (Special School
              Purpose)(1)                                                     5.500     06/01/2015     06/01/2013(A)       3,213,038
       5,000  NYS Power Authority(1)                                          5.875     01/01/2010     10/01/2009(A)           5,062
  35,405,000  NYS UDC (South Mall) CAB(1)                                     5.648(10) 01/01/2011     12/12/2009(C)      33,315,043
     280,000  NYS UDC (South Mall) CAB(1)                                     5.800(10) 01/01/2011     12/12/2009(C)         263,472
     255,000  NYS UDC (South Mall) CAB(1)                                     6.042(10) 01/01/2011     12/12/2009(C)         239,947
   4,000,000  NYS UDC (Subordinated Lien)(1)                                  5.125     07/01/2020     07/01/2014(A)       4,346,000
   1,000,000  NYS UDC (Subordinated Lien)(1)                                  5.125     07/01/2021     07/01/2014(A)       1,080,760
      95,000  NYS UDC (Subordinated Lien)(1)                                  5.500     07/01/2016     07/10/2010(A)          95,379
   6,765,000  NYS UDC (Subordinated Lien)(1)                                  5.500     07/01/2016     10/01/2010(A)       6,789,422
   6,665,000  NYS UDC (Subordinated Lien)(1)                                  5.500     07/01/2022(2)  10/01/2010(A)       6,688,461
   6,720,000  NYS UDC (Subordinated Lien)(1)                                  5.600     07/01/2026(2)  01/01/2010(A)       6,736,733
      70,000  Oneida County, NY GO(1)                                         5.400     03/15/2011     09/15/2010(A)          71,387
   2,285,000  Oneida County, NY IDA (Faxton Hospital)(1)                      6.625     01/01/2015(2)  01/01/2010(A)       2,322,543
   1,190,000  Oneida County, NY IDA (Presbyterian Home)(1)                    5.250     03/01/2019     03/01/2010(A)       1,198,639
   1,615,000  Oneida County, NY IDA (Presbyterian Home)(1)                    6.100     06/01/2020     06/01/2010(A)       1,658,847
   1,000,000  Oneida County, NY IDA (Presbyterian Home)(1)                    6.250     06/01/2015     06/01/2010(A)       1,033,570
      15,000  Onondaga County, NY GO(1)                                       5.000     02/15/2011     08/15/2010(A)          15,053
   1,295,000  Onondaga County, NY IDA (Coltec Industries)(3, 11)              9.875     10/01/2010     10/01/2010            712,250
   1,020,000  Onondaga County, NY IDA (Le Moyne College)(1)                   5.500     03/01/2014     03/01/2011(A)       1,031,128
   7,155,000  Onondaga County, NY Res Rec(1)                                  5.000     05/01/2010     10/24/2009(C)       7,035,583
      55,000  Orange County, NY IDA (Orange Mental Retardation
              Properties)(1)                                                  6.125     05/01/2016(2)  11/01/2009(A)          55,199


                    24 | LIMITED TERM NEW YORK MUNICIPAL FUND

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

  PRINCIPAL                                                                                          EFFECTIVE
   AMOUNT                                                                    COUPON   MATURITY       MATURITY*          VALUE
------------                                                                 ------  ----------     ----------     --------------
NEW YORK CONTINUED
$  5,165,000  Orange County, NY IDA (St. Luke's Cornwall Hospital
              Obligated Group)(1)                                             6.000% 12/01/2016(2)  12/01/2012(A)  $    5,359,979
   1,920,000  Orange County, NY IDA (St. Luke's Cornwall Hospital
              Obligated Group)(1)                                             6.000  12/01/2016(2)  12/01/2012(A)       1,992,480
      40,000  Oswego County, NY IDA (Seneca Hill Manor)(1)                    5.550  08/01/2022     02/01/2010(A)          40,040
   3,510,000  Oswego County, NY IDA (Seneca Hill Manor)(1)                    5.650  08/01/2037     02/01/2010(A)       3,513,089
     600,000  Otsego County, NY IDA (AOFMHS)(1)                               5.350  10/01/2017     10/01/2009(A)         608,052
     245,000  Otsego County, NY IDA (Bassett Healthcare Project)(1)           5.375  11/01/2020     11/01/2009(A)         245,595
   1,350,000  Otsego County, NY IDA (Hartwick College)(1)                     6.000  07/01/2013     07/01/2013          1,357,992
   3,625,000  Otsego County, NY IDA (Mary Imogene Bassett Hospital)(1)        5.350  11/01/2020     11/01/2010(A)       3,632,866
      50,000  Philadelphia, NY GO(1)                                          7.500  12/15/2009     12/15/2009             50,630
  88,870,000  Port Authority  NY/NJ (JFK International Air Terminal)(1)       5.750  12/01/2022(2)  01/10/2021(C)      87,973,302
  43,050,000  Port Authority  NY/NJ (JFK International Air Terminal)(1)       5.750  12/01/2025     12/14/2024(C)      41,639,252
  42,140,000  Port Authority  NY/NJ (JFK International Air Terminal)(1)       5.900  12/01/2017(2)  12/01/2010(A)      42,180,033
  18,355,000  Port Authority  NY/NJ (JFK International Air Terminal)(1)       6.250  12/01/2014     12/01/2014         19,873,142
  17,010,000  Port Authority  NY/NJ (KIAC)(1)                                 6.750  10/01/2011     05/03/2010(C)      17,008,299
  27,860,000  Port Authority  NY/NJ (KIAC)(1)                                 6.750  10/01/2019(2)  09/03/2016(C)      23,123,521
      20,000  Port Authority  NY/NJ, 103rd Series(1)                          5.250  12/15/2012     12/15/2009(A)          20,069
      10,000  Port Authority  NY/NJ, 116th Series(1)                          5.000  10/01/2012     10/02/2009(A)          10,032
     100,000  Port Authority  NY/NJ, 116th Series(1)                          5.000  10/01/2013     04/01/2010(A)         100,319
     160,000  Port Authority  NY/NJ, 116th Series(1)                          5.250  10/01/2014     04/01/2010(A)         160,550
      55,000  Port Authority  NY/NJ, 116th Series(1)                          5.250  10/01/2015     04/01/2010(A)          55,189
     815,000  Port Authority  NY/NJ, 122nd Series(1)                          5.000  07/15/2018     07/15/2010(A)         819,776
      30,000  Port Authority  NY/NJ, 122nd Series(1)                          5.000  07/15/2020     07/15/2010(A)          30,170
     165,000  Port Authority  NY/NJ, 122nd Series(1)                          5.000  07/15/2031     07/15/2010(A)         165,688
      55,000  Port Authority  NY/NJ, 122nd Series(1)                          5.000  07/15/2031     07/15/2010(A)          55,229
   2,000,000  Port Authority  NY/NJ, 122nd Series(1)                          5.500  07/15/2011     01/25/2010(A)       2,016,020
      25,000  Port Authority  NY/NJ, 122nd Series                             5.500  07/15/2012     07/15/2010(A)          25,189
   5,170,000  Port Authority  NY/NJ, 122nd Series(1)                          5.500  07/15/2015     07/15/2010(A)       5,204,846
      65,000  Port Authority  NY/NJ, 123rd Series(1)                          5.000  07/15/2028     07/15/2010(A)          65,396
      30,000  Port Authority  NY/NJ, 124th Series(1)                          4.800  08/01/2018     08/01/2010(A)          30,164
   1,695,000  Port Authority  NY/NJ, 124th Series(1)                          5.000  08/01/2019     08/01/2010(A)       1,704,526
      20,000  Port Authority  NY/NJ, 124th Series(1)                          5.000  08/01/2021     08/01/2010(A)          20,111
     265,000  Port Authority  NY/NJ, 124th Series(1)                          5.000  08/01/2022     08/01/2010(A)         266,479


                    25 | LIMITED TERM NEW YORK MUNICIPAL FUND

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

  PRINCIPAL                                                                                          EFFECTIVE
  AMOUNT                                                                     COUPON   MATURITY       MATURITY*          VALUE
------------                                                                 ------  ----------     ----------     --------------
NEW YORK CONTINUED
$    325,000  Port Authority  NY/NJ, 124th Series(1)                          5.000% 08/01/2024     08/01/2010(A)  $      326,788
     100,000  Port Authority  NY/NJ, 124th Series(1)                          5.000  08/01/2025     08/01/2010(A)         100,539
      60,000  Port Authority  NY/NJ, 124th Series(1)                          5.000  08/01/2031     08/02/2010(A)          60,250
      15,000  Port Authority  NY/NJ, 126th Series(1)                          5.000  11/15/2024     05/15/2014(A)          15,384
      85,000  Port Authority  NY/NJ, 126th Series(1)                          5.125  11/15/2032     05/15/2013(A)          87,032
     230,000  Port Authority  NY/NJ, 127th Series(1)                          5.000  12/15/2022     06/16/2013(A)         236,711
      30,000  Port Authority  NY/NJ, 127th Series(1)                          5.000  12/15/2024     06/16/2014(A)          30,805
      10,000  Port Authority  NY/NJ, 131st Series(1)                          5.000  12/15/2026     06/15/2015(A)          10,264
   5,745,000  Port Authority  NY/NJ, 141st Series(1)                          5.000  09/01/2021     09/01/2015(A)       5,992,667
  14,110,000  Port Authority  NY/NJ, 141st Series(1)                          5.000  09/01/2022     09/01/2015(A)      14,678,492
   6,000,000  Port Authority  NY/NJ, 141st Series(1)                          5.000  09/01/2025     09/01/2015(A)       6,198,240
   2,780,000  Port Authority  NY/NJ, 37th Series(1)                           5.500  07/15/2019     07/15/2014(A)       2,992,086
   1,275,000  Poughkeepsie, NY IDA (Eastman & Bixby Redevel. Corp.)(1)        5.900  08/01/2020     08/01/2010(A)       1,290,338
   1,200,000  Rensselaer County, NY IDA (Franciscan Heights)(1)               5.375  12/01/2025     12/01/2014(A)       1,234,992
      40,000  Rensselaer County, NY IDA (Rensselaer Polytechnical
              Institute)(1)                                                   5.125  08/01/2029     08/01/2010(A)          40,244
      50,000  Rensselaer County, NY IDA (Rensselaer Polytechnical
              Institute)(1)                                                   5.500  08/01/2022     08/01/2011(A)          50,546
   2,090,000  Rensselaer County, NY Tobacco Asset Securitization Corp.(1)     5.200  06/01/2025     03/04/2011(C)       2,035,242
   1,490,000  Rensselaer County, NY Tobacco Asset Securitization Corp.(1)     5.750  06/01/2043     09/04/2024(C)       1,367,179
      65,000  Rensselaer, NY Hsg. Authority (Renwyck)(1)                      7.650  01/01/2011     10/01/2010(A)          65,261
   5,845,000  Rensselaer, NY Municipal Leasing Corp. (Rensselaer
              County Nursing Home)(1)                                         5.875  06/01/2022     06/01/2014(A)       6,212,534
      30,000  Rockland County, NY Solid Waste Management Authority            5.625  12/15/2014     12/15/2009(A)          30,059
      55,000  Rockland County, NY Solid Waste Management Authority(1)         5.750  12/15/2018     12/15/2011(A)          55,707
   8,560,000  Rockland County, NY Tobacco Asset Securitization Corp.(1)       5.500  08/15/2025     08/15/2012(A)       8,570,614
      80,000  Rome, NY HDC, Series A(1)                                       6.250  01/01/2024     10/01/2010(A)          80,897
     500,000  Saratoga County, NY IDA (Saratoga Hospital/Saratoga
              Care/Benedict Community Health Center)(1)                       5.000  12/01/2014     12/01/2014            514,660
   3,725,000  Saratoga County, NY IDA (Saratoga Hospital/Saratoga
              Care/Benedict Community Health Center)(1)                       5.750  12/01/2023     12/01/2009(A)       3,726,416
   6,540,000  Saratoga County, NY IDA (Saratoga Hospital/Saratoga
              Care/Benedict Community Health Center)(1)                       5.750  12/01/2033     11/17/2029(C)       6,539,411


                    26 | LIMITED TERM NEW YORK MUNICIPAL FUND

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

  PRINCIPAL                                                                                          EFFECTIVE
   AMOUNT                                                                    COUPON   MATURITY       MATURITY*          VALUE
------------                                                                 ------  ----------     ----------     --------------
NEW YORK CONTINUED
$  3,405,000  Schenectady, NY Metroplex Devel. Authority, Series A(1)         5.375% 12/15/2021     12/15/2012(A)  $    3,588,836
      25,000  Scotia, NY GO(1)                                                6.100  01/15/2012     01/15/2010(A)          25,377
     870,000  SONYMA, Series 101(1)                                           5.000  10/01/2018     10/01/2015(A)         881,684
      25,000  SONYMA, Series 101(1)                                           5.250  04/01/2022     10/01/2011(A)          25,351
   2,380,000  SONYMA, Series 101(1)                                           5.350  10/01/2026     10/01/2011(A)       2,399,516
   1,530,000  SONYMA, Series 145(1)                                           4.950  10/01/2023     04/01/2017(A)       1,556,852
      35,000  SONYMA, Series 27(1)                                            5.250  04/01/2013     04/01/2010(A)          35,273
  18,715,000  SONYMA, Series 29(1)                                            5.400  10/01/2022(2)  10/01/2010(A)      18,830,846
  26,530,000  SONYMA, Series 29(7)                                            5.450  10/01/2031     02/15/2013(A)      26,216,165
     400,000  SONYMA, Series 31(1)                                            5.200  10/01/2021     04/01/2011(A)         403,896
     485,000  SONYMA, Series 31(1)                                            5.300  10/01/2031     04/01/2011(A)         486,940
     140,000  SONYMA, Series 63(1)                                            5.600  10/01/2010     04/01/2010(A)         140,284
     100,000  SONYMA, Series 63(1)                                            5.700  04/01/2011     04/01/2010(A)         100,182
      85,000  SONYMA, Series 63(1)                                            5.700  10/01/2011     04/01/2010(A)          85,149
      40,000  SONYMA, Series 65(1)                                            5.300  10/01/2009     10/01/2009             40,004
      10,000  SONYMA, Series 65(1)                                            5.550  10/01/2012     10/01/2010(A)          10,014
     100,000  SONYMA, Series 67(1)                                            5.600  10/01/2014(2)  09/01/2010(A)         100,122
     195,000  SONYMA, Series 67(1)                                            5.600  10/01/2014     09/01/2010(A)         195,289
   1,065,000  SONYMA, Series 67(3)                                            5.700  10/01/2017(2)  09/01/2010(A)       1,066,150
     940,000  SONYMA, Series 67(1)                                            5.800  10/01/2028(2)  09/01/2010(A)         953,113
      50,000  SONYMA, Series 69(1)                                            5.400  10/01/2019     03/01/2010(A)          50,182
   3,685,000  SONYMA, Series 69(1)                                            5.400  10/01/2019     03/01/2010(A)       3,698,413
   7,155,000  SONYMA, Series 69(1)                                            5.500  10/01/2028     03/01/2011(A)       7,170,455
     375,000  SONYMA, Series 71(1)                                            5.350  10/01/2018     07/01/2010(A)         377,138
     270,000  SONYMA, Series 73-A(3)                                          5.250  10/01/2017     09/01/2010(A)         271,526
      15,000  SONYMA, Series 73-B(1)                                          5.450  10/01/2024(2)  09/10/2010(A)          15,145
      15,000  SONYMA, Series 77(1)                                            5.600  04/01/2010     11/23/2009(A)          15,154
     305,000  SONYMA, Series 77(1)                                            5.700  04/01/2011     11/23/2009(A)         308,925
   9,375,000  SONYMA, Series 79(1)                                            5.250  10/01/2021     03/01/2011(A)       9,428,625
      55,000  SONYMA, Series 79(1)                                            5.250  10/01/2021     03/01/2011(A)          55,540
     760,000  SONYMA, Series 79(1)                                            5.300  04/01/2029     03/01/2011(A)         763,466
   2,140,000  SONYMA, Series 80(3)                                            5.100  10/01/2017(2)  03/01/2011(A)       2,163,775
   5,395,000  SONYMA, Series 82(1)                                            5.550  10/01/2019(2)  10/01/2009(A)       5,399,262
   1,635,000  SONYMA, Series 83(1)                                            5.450  04/01/2018(2)  04/01/2010(A)       1,637,126
      45,000  SONYMA, Series 83(1)                                            5.550  10/01/2027     10/01/2009(A)          45,032
      50,000  SONYMA, Series 91(1)                                            5.300  10/01/2009     10/01/2009             50,005
   4,410,000  SONYMA, Series 92(1)                                            5.750  04/01/2020     04/01/2010(A)       4,532,333
   6,150,000  SONYMA, Series 97(1)                                            5.400  10/01/2021(2)  04/01/2011(A)       6,223,308
     500,000  SONYMA, Series 98(1)                                            5.050  10/01/2017     04/01/2011(A)         511,965
     385,000  Spring Valley, NY (Quality Redevel.)(1)                         5.000  06/15/2021     06/15/2017(A)         402,140
     405,000  Spring Valley, NY (Quality Redevel.)(1)                         5.000  06/15/2022     06/15/2017(A)         421,816


                    27 | LIMITED TERM NEW YORK MUNICIPAL FUND

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

  PRINCIPAL                                                                                          EFFECTIVE
   AMOUNT                                                                    COUPON   MATURITY       MATURITY*          VALUE
------------                                                                 ------  ----------     ----------     --------------
NEW YORK CONTINUED
$    300,000  Spring Valley, NY GO(1)                                         5.000% 05/01/2020     05/01/2015(A)  $      311,526
     310,000  Spring Valley, NY GO(1)                                         5.000  05/01/2021     05/01/2015(A)         320,506
     325,000  Spring Valley, NY GO(1)                                         5.000  05/01/2022     05/01/2015(A)         335,251
     335,000  Spring Valley, NY GO(1)                                         5.000  05/01/2023     05/01/2015(A)         344,628
     350,000  Spring Valley, NY GO(1)                                         5.000  05/01/2024     05/01/2015(A)         359,069
     365,000  Spring Valley, NY GO(1)                                         5.000  05/01/2025     05/01/2015(A)         373,731
   3,640,000  St. Lawrence County, NY IDA (Curran Renewable Energy)(1)        6.200  12/01/2017     06/01/2014(C)       3,198,577
     605,000  Suffolk County, NY IDA (ALIA-CCDRCA)(1)                         7.000  06/01/2016     06/01/2013(A)         611,238
     500,000  Suffolk County, NY IDA (ALIA-Civic Facility)(1)                 5.950  11/01/2022     11/01/2022            452,035
     160,000  Suffolk County, NY IDA (ALIA-Civic Facility)                    6.000  11/01/2017     11/01/2017            152,277
     655,000  Suffolk County, NY IDA (ALIA-Civic Facility)(1)                 6.000  11/01/2017     11/01/2017            623,383
     730,000  Suffolk County, NY IDA (ALIA-FREE)(1)                           7.000  06/01/2016     06/01/2013(A)         737,526
     265,000  Suffolk County, NY IDA (ALIA-IGHL)                              5.950  11/01/2022     11/01/2022            239,579
     440,000  Suffolk County, NY IDA (ALIA-IGHL)(1)                           6.500  12/01/2013     06/07/2011(C)         418,207
     800,000  Suffolk County, NY IDA (ALIA-LIHIA)(1)                          5.950  11/01/2022     11/01/2022            723,256
     300,000  Suffolk County, NY IDA (ALIA-NYS ARC)                           5.950  11/01/2022     11/01/2022            271,221
     300,000  Suffolk County, NY IDA (ALIA-WORCA)(1)                          5.950  11/01/2022     11/01/2022            271,221
     345,000  Suffolk County, NY IDA (ALIA-WORCA)(1)                          7.000  06/01/2016     04/09/2013(C)         348,557
     300,000  Suffolk County, NY IDA (Catholic Charities)(1)                  6.000  10/01/2020     12/27/2014(C)         278,766
     300,000  Suffolk County, NY IDA (DDI)(1)                                 6.000  10/01/2020     12/27/2014(C)         278,766
     300,000  Suffolk County, NY IDA (DDI)(1)                                 6.000  10/01/2020     12/27/2014(C)         278,766
   1,065,000  Suffolk County, NY IDA (Dowling College)(1)                     5.000  06/01/2018     06/01/2018            952,461
     130,000  Suffolk County, NY IDA (Family Residences)                      6.000  10/01/2015     08/12/2012(C)         125,997
     420,000  Suffolk County, NY IDA (Family Residences), Series A(1)         6.375  12/01/2018     12/20/2013(C)         409,202
   2,870,000  Suffolk County, NY IDA (Family Residences), Series A(1)         6.375  12/01/2018     10/03/2014(C)       2,796,212
     605,000  Suffolk County, NY IDA (Independent Group Home Living)(1)       6.000  10/01/2020     06/27/2015(C)         562,178
     425,000  Suffolk County, NY IDA (L.I.  Network Community Services)(1)    7.000  02/01/2014     08/01/2010(C)         433,186
     290,000  Suffolk County, NY IDA (Mattituck-Laurel Library)(1)            6.000  09/01/2019(2)  09/01/2010(A)         300,518


                    28 | LIMITED TERM NEW YORK MUNICIPAL FUND

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

  PRINCIPAL                                                                                          EFFECTIVE
   AMOUNT                                                                  COUPON     MATURITY       MATURITY*          VALUE
------------                                                               ------    ----------     ----------     --------------
NEW YORK CONTINUED
$    365,000  Suffolk County, NY IDA (Nassau-Suffolk Services for
              Autism)(1)                                                    6.250%   11/01/2016     03/22/2013(C)  $      356,185
     135,000  Suffolk County, NY IDA (Nassau-Suffolk Services for Autism)   6.250    11/01/2016     04/13/2013(C)         131,740
     810,000  Suffolk County, NY IDA (Pederson-Krager Center)(1)            6.375    11/01/2015     08/07/2012(C)         766,535
     620,000  Suffolk County, NY IDA (Pederson-Krager Center)(1)            6.400    02/01/2015     10/23/2011(C)         590,742
     205,000  Suffolk County, NY IDA (Suffolk Hotels)                       6.000    10/01/2020     12/27/2014(C)         190,490
     500,000  Suffolk County, NY IDA (WORCA)(1)                             6.000    10/01/2020     06/27/2015(C)         464,610
     100,000  Suffolk County, NY Water Authority(1)                         5.750    06/01/2010     12/01/2009(A)         103,362
   1,765,000  Sullivan County, NY IDA (Center for Discovery)(1)             5.625    06/01/2013     12/21/2010(C)       1,713,215
   4,900,000  Sullivan County, NY IDA (Center for Discovery)(1)             5.875    07/01/2022     11/11/2016(C)       4,019,029
   5,745,000  Sullivan County, NY IDA (Center for Discovery)(1)             6.375    02/01/2020     12/09/2014(C)       5,369,449
      30,000  Syracuse, NY Hsg. Authority(1)                                5.400    09/01/2021     09/01/2015(A)          31,705
   2,790,000  Syracuse, NY Hsg. Authority (LRRHCF)(1)                       5.800    08/01/2037     02/01/2010(A)       2,806,210
     260,000  Syracuse, NY IDA (Crouse Irving Companies)(1)                 5.250    01/01/2017     01/01/2010(A)         261,409
     620,000  Syracuse, NY IDA (One Center Armory Garage)                   6.750    12/01/2017     12/01/2009(A)         620,180
     900,000  Tompkins County, NY IDA (Kendall at Ithaca)(1)                5.750    07/01/2018     10/01/2010(A)         900,567
   2,000,000  Tompkins County, NY IDA (Kendall at Ithaca)(1)                6.000    07/01/2024     07/01/2010(A)       2,000,900
     110,000  Tompkins, NY Health Care Corp. (Reconstruction Home)(1)       5.875    02/01/2033     02/01/2010(A)         110,150
     265,000  Tompkins, NY Health Care Corp. (Reconstruction Home)(1)      10.800    02/01/2028(2)  02/01/2010(A)         286,566
     315,000  Tonawanda, NY Senior Citizen Hsg. Corp.(1)                    6.500    12/01/2010     06/01/2010(A)         315,658
      10,000  Ulster County, NY GO(1)                                       5.400    11/15/2013     11/15/2009(A)          10,058
      10,000  Ulster County, NY GO(1)                                       5.400    11/15/2015     11/15/2009(A)          10,058
      25,000  Ulster County, NY GO(1)                                       5.500    11/15/2012     11/15/2009(A)          25,150
   1,080,000  Ulster County, NY IDA (Kingston Hospital)(1)                  5.650    11/15/2024     11/15/2009(A)       1,092,668
     155,000  Ulster County, NY Res Rec(1)                                  5.000    03/01/2016     03/01/2016            167,003
     160,000  Ulster County, NY Res Rec(1)                                  5.000    03/01/2017     03/01/2016(A)         170,101
     170,000  Ulster County, NY Res Rec(1)                                  5.000    03/01/2018     03/01/2016(A)         178,563
     830,000  Ulster County, NY Tobacco Asset Securitization Corp.(1)       0.000(5) 06/01/2040     09/14/2026(C)         762,214


                    29 | LIMITED TERM NEW YORK MUNICIPAL FUND

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

  PRINCIPAL                                                                                          EFFECTIVE
   AMOUNT                                                                    COUPON   MATURITY       MATURITY*         VALUE
------------                                                                 ------  ----------     ----------     --------------
NEW YORK CONTINUED
$    360,000  Ulster County, NY Tobacco Asset Securitization Corp.(1)        6.000%  06/01/2040     06/04/2028(C)  $      343,969
      25,000  Ulster County, NY Tobacco Asset Securitization Corp.(1)        6.250   06/01/2025     06/01/2011(A)          25,366
  10,795,000  Ulster County, NY Tobacco Asset Securitization Corp.(1)        6.750   06/01/2030(2)  06/01/2011(A)      10,954,982
      75,000  Utica, NY IDA (Munson-Williams-Proctor Arts Institute)(1)      5.400   07/15/2030     07/15/2012(A)          76,775
      25,000  Utica, NY IDA (Munson-Williams-Proctor Arts Institute)(1)      5.500   07/15/2029     07/15/2011(A)          25,528
     930,000  Utica, NY IDA (Utica College Civic Facility)(1)                6.375   12/01/2011     06/29/2010(A)         948,395
     250,000  Utica, NY SCHC (Multifamily), Series A(3)                      5.550   12/01/2017     12/01/2009(A)         254,028
      15,000  Victor, NY GO(1)                                               4.800   12/15/2017     12/15/2009(A)          15,122
     100,000  Westchester County, NY GO(1)                                   5.375   12/15/2012     12/15/2009(A)         100,607
      50,000  Westchester County, NY GO(1)                                   5.375   12/15/2013     12/15/2009(A)          50,278
      45,000  Westchester County, NY Healthcare Corp., Series B(1)           5.375   11/01/2020     11/01/2010(A)          45,820
      55,000  Westchester County, NY IDA (Beth Abraham Hospital)             7.250   12/01/2009     12/01/2009             55,063
   1,700,000  Westchester County, NY IDA (Children's Village)(1)             5.300   03/15/2014     04/20/2012(C)       1,623,330
     180,000  Westchester County, NY IDA (Clearview School)                  6.600   01/01/2014     12/27/2010(C)         180,769
     855,000  Westchester County, NY IDA (Guiding Eyes for the Blind)(1)     4.500   08/01/2012     02/18/2011(C)         873,656
   1,130,000  Westchester County, NY IDA (JDAM)(1)                           6.750   04/01/2016(2)  04/01/2010(A)       1,132,859
     200,000  Westchester County, NY IDA (Purchase College Foundation
              Hsg. Corp.)                                                    5.500   12/01/2015     12/01/2013(A)         209,164
   2,045,000  Westchester County, NY IDA (Rippowam-Cisqua School)(1)         5.750   06/01/2029     02/07/2021(C)       1,986,227
   1,715,000  Westchester County, NY IDA (Schnurmacher Center)(1)            6.000   11/01/2011     04/03/2010(C)       1,749,420
     130,000  Westchester County, NY IDA (Westchester Airport Assoc.)(1)     5.850   08/01/2014     02/01/2010(A)         130,251
     690,000  Westchester County, NY IDA (Westchester Airport Assoc.)(1)     5.950   08/01/2024(2)  02/01/2010(A)         690,469
      70,000  Westchester County, NY IDA (Winward School)(1)                 5.200   10/01/2021     10/01/2011(A)          70,435
   8,785,000  Westchester County, NY Tobacco Asset Securitization Corp.(1)   4.500   06/01/2021     08/03/2010(C)       8,027,382
   8,600,000  Westchester County, NY Tobacco Asset Securitization Corp.(1)   5.000   06/01/2026     07/07/2014(C)       8,133,966
      95,000  White Plains, NY HDC (Battle Hill)(1)                          6.650   02/01/2025     02/01/2010(A)          95,146


                    30 | LIMITED TERM NEW YORK MUNICIPAL FUND

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

  PRINCIPAL                                                                                          EFFECTIVE
   AMOUNT                                                                    COUPON   MATURITY       MATURITY*         VALUE
------------                                                                 ------  ----------     ----------     --------------
NEW YORK CONTINUED
$    140,000  Yonkers, NY IDA (Michael Malotz Skilled Nursing Pavilion)(1)   5.450%  02/01/2029     02/01/2011(A)  $      141,546
     165,000  Yonkers, NY IDA (Michael Malotz Skilled Nursing Pavilion)(1)   5.650   02/01/2039     02/01/2011(A)         166,822
   1,455,000  Yonkers, NY IDA (Monastery Manor Associates)(1)                5.000   04/01/2025     04/01/2015(A)       1,477,311
   1,775,000  Yonkers, NY IDA (St. John's Riverside Hospital)(1)             6.800   07/01/2016     07/01/2012(A)       1,791,277
                                                                                                                    2,915,910,368
U.S. Possessions--26.9%
   5,000,000  Guam Airport Authority, Series C(1)                            5.375   10/01/2019     10/01/2013(A)       5,159,550
   6,000,000  Guam Airport Authority, Series C(1)                            5.375   10/01/2020     10/01/2013(A)       6,166,020
     192,000  Guam EDA (TASC)                                                5.300   05/15/2014     05/15/2014            220,934
      10,000  Guam International Airport Authority(1)                        5.000   10/01/2023     10/01/2013(A)          10,022
      25,000  Guam Power Authority, Series A(1)                              5.000   10/01/2024     07/23/2023(C)          23,637
      25,000  Guam Power Authority, Series A                                 5.250   10/01/2013     11/07/2011(C)          24,238
     430,000  Guam Power Authority, Series A(1)                              5.250   10/01/2013     11/07/2011(C)         416,305
     710,000  Guam Power Authority, Series A(1)                              5.250   10/01/2023     09/02/2019(C)         652,462
     655,000  Guam Power Authority, Series A                                 5.250   10/01/2023     09/02/2019(C)         598,519
      40,000  Guam Power Authority, Series A(1)                              5.250   10/01/2034     11/06/2032(C)          37,668
     215,000  Guam Tobacco Settlement Economic Devel. & Commerce
              Authority (TASC)                                               5.250   06/01/2032     06/01/2017(A)         185,840
     100,000  Northern Mariana Islands Commonwealth, Series A(1)             6.750   10/01/2033     09/02/2012(C)          93,482
     375,000  Puerto Rico Children's Trust Fund (TASC)(1)                    4.100   05/15/2013     05/15/2012(A)         379,830
     200,000  Puerto Rico Children's Trust Fund (TASC)(1)                    4.250   05/15/2014     05/15/2012(A)         201,722
 194,150,000  Puerto Rico Children's Trust Fund (TASC)(1)                    5.375   05/15/2033     05/15/2012(A)     194,159,708
  68,875,000  Puerto Rico Children's Trust Fund (TASC)(1)                    5.500   05/15/2039     08/02/2020(C)      61,684,450
  30,755,000  Puerto Rico Children's Trust Fund (TASC)(1)                    5.625   05/15/2043     09/24/2022(C)      27,945,838
       5,000  Puerto Rico Children's Trust Fund (TASC)                       5.750   07/01/2020     09/07/2010(A)           5,198
   6,250,000  Puerto Rico Commonwealth GO(1)                                 5.000   07/01/2024     07/01/2014(A)       6,262,625
   5,970,000  Puerto Rico Commonwealth GO(1)                                 5.000   07/01/2025     07/01/2025          5,969,522
      50,000  Puerto Rico Commonwealth GO(1)                                 5.000   07/01/2026     06/21/2026(C)          49,940
      50,000  Puerto Rico Commonwealth GO(1)                                 5.000   07/01/2028     08/05/2026(C)          49,397
   2,000,000  Puerto Rico Commonwealth GO(1)                                 5.000   07/01/2030     07/01/2012(D)       2,062,060
   7,000,000  Puerto Rico Commonwealth GO(1)                                 5.250   01/01/2015     01/01/2015          7,513,240
     880,000  Puerto Rico Commonwealth GO(1)                                 5.250   07/01/2018     07/01/2013(A)         900,513


                    31 | LIMITED TERM NEW YORK MUNICIPAL FUND

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

  PRINCIPAL                                                                                          EFFECTIVE
   AMOUNT                                                                    COUPON   MATURITY       MATURITY*         VALUE
------------                                                                 ------  ----------     ----------     --------------
U.S. POSSESSIONS CONTINUED
$    900,000  Puerto Rico Commonwealth GO(1)                                 5.250%  07/01/2019     07/01/2013(A)  $      918,180
   2,430,000  Puerto Rico Commonwealth GO(1)                                 5.250   07/01/2021     07/01/2014(A)       2,471,140
   3,400,000  Puerto Rico Commonwealth GO(1)                                 5.250   07/01/2022     07/01/2014(A)       3,453,958
   7,350,000  Puerto Rico Commonwealth GO(1)                                 5.250   07/01/2022     07/01/2016(A)       7,508,540
   2,315,000  Puerto Rico Commonwealth GO(1)                                 5.250   07/01/2022     07/01/2013(A)       2,344,655
   7,395,000  Puerto Rico Commonwealth GO(1)                                 5.250   07/01/2023     07/01/2016(A)       7,533,213
  11,000,000  Puerto Rico Commonwealth GO(1)                                 5.250   07/01/2023     07/01/2013(A)      11,122,100
   4,575,000  Puerto Rico Commonwealth GO(1)                                 5.250   07/01/2023     07/01/2014(A)       4,637,952
  15,850,000  Puerto Rico Commonwealth GO(1)                                 5.250   07/01/2024     07/01/2013(A)      16,009,768
  21,785,000  Puerto Rico Commonwealth GO(1)                                 5.250   07/01/2025     07/01/2016(A)      22,092,169
   4,750,000  Puerto Rico Commonwealth GO(1)                                 5.250   07/01/2027     07/01/2016(A)       4,800,683
   5,000,000  Puerto Rico Commonwealth GO(1)                                 5.250   07/01/2030     07/01/2017(A)       5,047,100
   2,840,000  Puerto Rico Commonwealth GO(1)                                 5.250   07/01/2030     07/01/2016(A)       2,863,856
  14,750,000  Puerto Rico Commonwealth GO(1)                                 5.250   07/01/2032     07/01/2017(A)      14,860,773
  11,735,000  Puerto Rico Commonwealth GO(1)                                 5.250   07/01/2032     07/01/2016(A)      11,813,507
   6,060,000  Puerto Rico Commonwealth GO(1)                                 5.375   07/01/2028     07/01/2011(A)       6,087,088
  18,600,000  Puerto Rico Commonwealth GO(1)                                 5.500   07/01/2023     07/01/2018(A)      19,358,136
     275,000  Puerto Rico Commonwealth GO(1)                                 5.625   07/01/2019     07/01/2010(A)         277,387
      10,000  Puerto Rico Electric Power Authority, Series EE(1)             5.250   07/01/2014     10/01/2010(A)          10,093
      85,000  Puerto Rico HFA(1)                                             5.000   12/01/2020     12/01/2013(A)          89,552
  37,000,000  Puerto Rico HFA (Vivienda Modernization)(1)                    4.750   10/01/2011     08/01/2010(A)      37,076,960
     105,000  Puerto Rico HFC(1)                                             5.100   12/01/2018     12/01/2010(A)         106,682
      90,000  Puerto Rico Highway & Transportation Authority(1)              5.000   07/01/2022     07/01/2010(A)          90,078
      35,000  Puerto Rico Highway & Transportation Authority(1)              5.000   07/01/2028     02/20/2026(C)          34,578
     200,000  Puerto Rico Highway & Transportation Authority(1)              5.000   07/01/2035     07/01/2010(D)         202,304
     230,000  Puerto Rico Highway & Transportation Authority(1)              5.750   07/01/2020     07/01/2013(A)         237,763
       5,000  Puerto Rico Highway & Transportation Authority, Series A(1)    5.000   07/01/2028     05/21/2024(C)           4,988
   7,000,000  Puerto Rico Highway & Transportation Authority, Series E(1)    5.750   07/01/2024     07/01/2012(A)       7,141,890
     150,000  Puerto Rico Highway & Transportation Authority, Series H(1)    5.000   07/01/2032     07/01/2010(A)         151,728
   4,355,000  Puerto Rico Highway & Transportation Authority, Series K(1)    5.000   07/01/2021     07/01/2015(A)       4,388,229
  11,000,000  Puerto Rico Highway & Transportation Authority, Series K(1)    5.000   07/01/2022     07/01/2015(A)      11,070,180
  12,275,000  Puerto Rico Highway & Transportation Authority, Series K(1)    5.000   07/01/2023     07/01/2015(A)      12,322,750


                    32 | LIMITED TERM NEW YORK MUNICIPAL FUND

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

  PRINCIPAL                                                                                          EFFECTIVE
   AMOUNT                                                                    COUPON   MATURITY       MATURITY*         VALUE
------------                                                                 ------  ----------     ----------     --------------
U.S. POSSESSIONS CONTINUED
$ 12,760,000  Puerto Rico Highway & Transportation Authority, Series K(1)    5.000%  07/01/2024     07/01/2015(A)  $   12,790,624
   4,545,000  Puerto Rico Highway & Transportation Authority, Series K(1)    5.000   07/01/2025     07/01/2025          4,544,636
   2,000,000  Puerto Rico Highway & Transportation Authority, Series K(1)    5.000   07/01/2026     07/01/2026          1,997,600
   1,000,000  Puerto Rico Highway & Transportation Authority, Series K(1)    5.000   07/01/2027     07/01/2027            992,950
  16,800,000  Puerto Rico Highway & Transportation Authority, Series N(1)    0.930(6)07/01/2045     07/04/2043(C)       8,227,800
     780,000  Puerto Rico Infrastructure(1)                                  5.000   07/01/2019     07/01/2016(A)         792,675
      35,000  Puerto Rico Infrastructure(1)                                  5.500   10/01/2040     10/01/2011(A)          37,190
      55,000  Puerto Rico ITEMECF (Ana G. Mendez University)(1)              5.375   02/01/2019     06/07/2015(C)          53,444
  19,610,000  Puerto Rico ITEMECF (Cogeneration Facilities)                  6.625   06/01/2026(2)  06/01/2011(A)      19,893,365
   1,500,000  Puerto Rico ITEMECF (Dr. Pila Hospital)(1)                     6.125   08/01/2025     02/01/2010(A)       1,502,130
      65,000  Puerto Rico ITEMECF (Guaynabo Municipal Government Center)(1)  5.625   07/01/2015     10/01/2010(A)          65,106
      95,000  Puerto Rico ITEMECF (Hospital Auxilio Mutuo)(1)                5.500   07/01/2026     11/08/2022(C)          93,460
     635,000  Puerto Rico ITEMECF (Hospital Auxilio Mutuo)(1)                6.250   07/01/2016     10/01/2010(A)         636,194
      75,000  Puerto Rico ITEMECF (Hospital de la Concepcion)(1)             6.125   11/15/2025     11/15/2011(A)          77,408
     750,000  Puerto Rico ITEMECF (Hospital de la Concepcion)(1)             6.375   11/15/2015     11/15/2010(A)         794,550
   2,000,000  Puerto Rico ITEMECF (Hospital de la Concepcion)(1)             6.500   11/15/2020     11/15/2011(A)       2,081,140
      25,000  Puerto Rico ITEMECF (InterAmerican University)(1)              5.000   10/01/2022     10/01/2010(A)          25,046
     990,000  Puerto Rico ITEMECF (Mennonite General Hospital)(1)            6.500   07/01/2012     07/01/2010(A)         990,396
   2,250,000  Puerto Rico ITEMECF (SEAM/Hospital Espanol Auxillio
              Obligated Group)(1)                                            6.250   07/01/2024     10/01/2010(A)       2,252,250
   9,400,000  Puerto Rico Municipal Finance Agency, Series A(1)              5.250   08/01/2023     08/01/2015(A)       9,555,100
   5,000,000  Puerto Rico Municipal Finance Agency, Series A(1)              5.250   08/01/2024     08/01/2015(A)       5,074,900
     230,000  Puerto Rico Municipal Finance Agency, Series A(1)              5.500   07/01/2017     10/01/2010(A)         230,370
     285,000  Puerto Rico Port Authority, Series D(1)                        6.000   07/01/2021(2)  10/01/2010(A)         285,268
     460,000  Puerto Rico Port Authority, Series D(1)                        7.000   07/01/2014(2)  10/01/2010(A)         461,311
   6,880,000  Puerto Rico Public Buildings Authority(1)                      5.000   07/01/2028     07/01/2012(D)       7,057,229


                    33 | LIMITED TERM NEW YORK MUNICIPAL FUND

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

  PRINCIPAL                                                                                          EFFECTIVE
   AMOUNT                                                                    COUPON   MATURITY       MATURITY*         VALUE
------------                                                                 ------  ----------     ----------     --------------
U.S. POSSESSIONS CONTINUED
$ 11,560,000  Puerto Rico Public Buildings Authority(1)                      5.000%  07/01/2036     07/01/2012(D)  $   11,857,786
     545,000  Puerto Rico Public Buildings Authority(1)                      5.125   07/01/2024     07/01/2012(A)         546,134
  14,280,000  Puerto Rico Public Buildings Authority(1)                      5.250   07/01/2029     07/01/2014(A)      14,374,248
  13,195,000  Puerto Rico Public Buildings Authority(1)                      5.500   07/01/2026     07/01/2017(A)      13,536,882
      75,000  Puerto Rico Public Buildings Authority(1)                      5.750   07/01/2010     07/01/2010             76,343
   6,320,000  Puerto Rico Public Buildings Authority(1)                      7.000   07/01/2021     06/01/2014(A)       6,913,827
  31,150,000  Puerto Rico Public Buildings Authority(1)                      7.000   07/01/2025     06/01/2014(A)      33,645,738
     825,000  Puerto Rico Public Buildings Authority, Series G(1)            5.250   07/01/2019     07/01/2012(A)         834,083
   1,000,000  Puerto Rico Public Finance Corp., Series A(1)                  4.100   08/01/2029     02/01/2012(D)       1,007,410
  60,270,000  Puerto Rico Public Finance Corp., Series A(1)                  5.250   08/01/2029     02/01/2012(D)      62,292,661
  40,635,000  Puerto Rico Public Finance Corp., Series A(1)                  5.250   08/01/2030     02/01/2012(D)      41,998,711
  28,325,000  Puerto Rico Public Finance Corp., Series A(1)                  5.250   08/01/2031     02/01/2012(D)      29,275,587
  75,410,000  Puerto Rico Public Finance Corp., Series A(1)                  5.750   08/01/2027     02/01/2012(D)      78,663,187
  60,500,000  Puerto Rico Sales Tax Financing Corp., Series A(1,4)           6.125   08/01/2029     02/01/2014(A)      64,427,660
   2,750,000  University of Puerto Rico(1)                                   5.000   06/01/2026     06/01/2026          2,700,995
     120,000  University of Puerto Rico(1)                                   5.500   06/01/2012(2)  06/01/2010(A)         120,221
   7,125,000  University of Puerto Rico, Series P(1)                         5.000   06/01/2021     06/01/2016(A)       7,184,779
   8,500,000  University of Puerto Rico, Series P(1)                         5.000   06/01/2022     06/01/2022          8,499,405
   8,410,000  University of Puerto Rico, Series Q(1)                         5.000   06/01/2023     06/01/2023          8,384,686
     300,000  University of Puerto Rico, Series Q(1)                         5.000   06/01/2030     12/22/2028(C)         287,667
      20,000  V.I. HFA, Series A                                             6.500   03/01/2025(2)  09/01/2010(A)          20,018
   1,000,000  V.I. Port Authority, Series A(1)                               5.250   09/01/2018     09/01/2011(A)       1,016,680
   1,000,000  V.I. Public Finance Authority (Hovensa Refinery)(1)            4.700   07/01/2022     10/01/2018(C)         930,760
   2,650,000  V.I. Public Finance Authority (Hovensa Refinery)(1)            5.875   07/01/2022     07/01/2014(A)       2,700,774
   1,075,000  V.I. Public Finance Authority (Matching Fund Loan Note)(1)     5.250   10/01/2021     10/01/2014(A)       1,091,372
   1,000,000  V.I. Public Finance Authority, Series A(1)                     5.250   10/01/2016     10/01/2014(A)       1,042,900
   2,000,000  V.I. Public Finance Authority, Series A(1)                     5.250   10/01/2022     10/01/2014(A)       2,028,960


                    34 | LIMITED TERM NEW YORK MUNICIPAL FUND

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

  PRINCIPAL                                                                                          EFFECTIVE
   AMOUNT                                                                    COUPON   MATURITY       MATURITY*         VALUE
------------                                                                 ------  ----------     ----------     --------------
U.S. POSSESSIONS CONTINUED
$  2,000,000  V.I. Public Finance Authority, Series A(1)                     5.250%  10/01/2023     10/01/2014(A)  $    2,024,540
  10,000,000  V.I. Public Finance Authority, Series A(1)                     5.500   10/01/2015     10/01/2010(A)      10,060,300
   1,000,000  V.I. Public Finance Authority, Series A(1)                     5.500   10/01/2018     10/01/2010(A)       1,005,620
     180,000  V.I. Public Finance Authority, Series A(1)                     5.500   10/01/2022     10/01/2010(A)         180,967
     250,000  V.I. Public Finance Authority, Series A(1)                     5.625   10/01/2010     04/06/2010(A)         254,523
     290,000  V.I. Public Finance Authority, Series A(1)                     5.625   10/01/2025     10/01/2010(A)         291,554
  11,970,000  V.I. Public Finance Authority, Series A(1)                     6.375   10/01/2019(2)  10/01/2011(A)      12,276,312
   2,665,000  V.I. Public Finance Authority, Series E(1)                     5.875   10/01/2018     04/01/2010(A)       2,679,204
   1,015,000  V.I. Tobacco Settlement Financing Corp. (TASC)(1)              4.750   05/15/2012     05/15/2011(A)       1,038,710
      80,000  V.I. Tobacco Settlement Financing Corp. (TASC)(1)              4.950   05/15/2014     05/15/2011(A)          81,306
   1,140,000  V.I. Tobacco Settlement Financing Corp. (TASC)(1)              5.000   05/15/2021     12/09/2010(C)       1,104,763
   1,440,000  V.I. Tobacco Settlement Financing Corp. (TASC)(1)              5.000   05/15/2031     04/12/2015(C)       1,212,970
   1,470,000  V.I. Water & Power Authority(1)                                5.375   07/01/2010     07/01/2010          1,479,452
   2,500,000  V.I. Water & Power Authority(1)                                5.500   07/01/2017     07/01/2010(A)       2,519,225
                                                                                                                   --------------
                                                                                                                    1,049,081,762
                                                                                                                   --------------
TOTAL INVESTMENTS, AT VALUE (COST $3,953,230,879)-101.6%                                                            3,964,992,130
LIABILITIES IN EXCESS OF OTHER ASSETS-(1.6)                                                                           (64,150,852)
                                                                                                                   --------------
NET ASSETS-100.0%                                                                                                  $3,900,841,278
                                                                                                                   ==============

FOOTNOTES TO STATEMENT OF INVESTMENTS

* Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

      (A.) Optional call date; corresponds to the most conservative yield calculation.

      (C.) Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

      (D.) Date of mandatory put.

(1.) All or a portion of the security has been segregated for collateral to cover borrowings. See accompanying Notes.

(2.) Security also has mandatory sinking fund principal payments prior to maturity and an average life which is shorter than the stated final maturity.

(3.) Illiquid security. The aggregate value of illiquid securities as of September 30, 2009 was $20,665,820, which represents 0.53% of the Fund's net assets. See accompanying Notes.

(4.) When-issued security or delayed delivery to be delivered and settled after September 30, 2009. See accompanying Notes.

(5.) Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

(6.) Represents the current interest rate for a variable or increasing rate security.

(7.) Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See accompanying Notes.

(8.) Represents the current interest rate for a variable rate bond known as an "inverse floater." See accompanying Notes.

(9.) Subject to a deferred-interest forebearance agreement. Rate shown is current rate. See accompanying Notes.

(10.) Zero coupon bond reflects effective yield on the date of purchase.

(11.) Issue is in default. See accompanying Notes.


                    35 | LIMITED TERM NEW YORK MUNICIPAL FUND

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009  / UNAUDITED

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The table below categorizes amounts that are included in the Fund's Statement of Assets and Liabilities as of September 30, 2009 based on valuation input level:

                           LEVEL 1--         LEVEL 2--           LEVEL 3--
                           UNADJUSTED    OTHER SIGNIFICANT       SIGNIFICANT
                         QUOTED PRICES   OBSERVABLE INPUTS   UNOBSERVABLE INPUTS       VALUE
                         -------------   -----------------   -------------------   --------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
   New York                   $--          $2,901,918,042        $13,992,326       $2,915,910,368
   U.S. Possessions            --           1,049,081,762                 --        1,049,081,762
                              ---          --------------        -----------       --------------
Total Assets                  $--          $3,950,999,804        $13,992,326       $3,964,992,130
                              ===          ==============        ===========       ==============

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ACDS      Assoc. for Children with Down Syndrome
ACLD      Adults and Children with Learning and Developmental Disabilities
ALIA      Alliance of Long Island Agencies
AOFMHS    Aurelia Osborn Fox Memorial Hospital Society
ARC       Assoc. of Retarded Citizens
BFCC      Brookdale Family Care Center
BID       Business Improvement District
BOCES     Board of Cooperative Educational Services
CAB       Capital Appreciation Bond
CCDRCA    Catholic Charities of the Diocese of Rockville Centre and Affiliates
CHSLI     Catholic Health Services of Long Island
CMA       Community Mainstreaming Associates, Inc.
COP       Certificates of Participation
CRR       Center for Rapid Recovery
CSMR      Community Services for the Mentally Retarded
Con Ed    Consolidated Edison Company
DA        Dormitory Authority
DDI       Developmental Disabilities Institute
DRIVERS   Derivative Inverse Tax Exempt Receipts
EDA       Economic Devel. Authority
EFC       Environmental Facilities Corp.
ERDA      Energy Research and Devel. Authority


                   36 | LIMITED TERM NEW YORK MUNICIPAL FUND

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009  / UNAUDITED

FNHC      Ferncilff Nursing Home Company
FREE      Family Residences and Essential Enterprises
GO        General Obligation
GSHMC     Good Samaritan Hospital Medical Center
HDC       Housing Devel. Corp.
HFA       Housing Finance Agency
HFC       Housing Finance Corp.
HJDOI     Hospital for Joint Diseases Orthopedic Institute
HKSB      Helen Keller Services for the Blind
IDA       Industrial Devel. Agency
IGHL      Independent Group Home for Living
ITEMECF Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JDAM      Julia Dyckman Andrus Memorial
JFK       John Fitzgerald Kennedy
KR        Kateri Residence
L.I.      Long Island
LGSC      Local Government Services Corp.
LIHIA     Long Island Head Injury Assoc.
LILCO     Long Island Lighting Corp.
LRRHCF    Loretto Rest Residential Health Care Facility
MMC       Mercy Medical Center
MMWNHC    Mary Manning Walsh Nursing Home Company
MSH       Mt. Sinai Hospital
MTA       Metropolitan Transportation Authority
NSUH      North Shore University Hospital
NSUHGC    North Shore University Hospital at Glen Cove
NSUHPL    North Shore University Hospital at Plainview
NY/NJ     New York/New Jersey
NYC       New York City
NYS       New York State
NYU       New York University
RIBS      Residual Interest Bonds
Res Rec   Resource Recovery Facility
ROLs      Residual Option Longs
SCHC      Senior Citizen Housing Corp.
SCHRC     St. Charles Hospital and Rehabilitation Center
SCSB      Schuyler Community Services Board
SCSMC     St. Catherine of Sienna Medical Center
SEAM      Sociedad Espanola de Auxilio Mutuo
SFH       St. Francis Hospital
SONYMA    State of New York Mortgage Agency
SUNY      State University of New York
SV        Sienna Village
TASC      Tobacco Settlement Asset-Backed Bonds
TFABs     Tobacco Flexible Amortization Bonds
UDC       Urban Devel. Corp.
USBFCC    Urban Strategies Brookdale Family Care Center
V.I.      United States Virgin Islands
WORCA     Working Organization for Retarded Children and Adults
YMCA      Young Men's Christian Assoc.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.


                    37 | LIMITED TERM NEW YORK MUNICIPAL FUND

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009  / UNAUDITED

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies during the period.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its


                    38 | LIMITED TERM NEW YORK MUNICIPAL FUND

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of September 30, 2009, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                          WHEN-ISSUED OR DELAYED
                       DELIVERY BASIS TRANSACTIONS
                       ---------------------------
Purchased securities            $14,413,685

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 5% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund's exposure to the effects of leverage from its investments in inverse floaters amount to $112,630,000 as of September 30, 2009.

Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities in the annual and semiannual reports. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations in the annual and semiannual reports. At September 30, 2009, municipal bond holdings with a value of $160,996,524 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $112,630,000 in short-term floating rate notes issued and outstanding at that date.

The Fund's investments in inverse floaters involve certain risks. The market value of an inverse floating rate security can be more volatile than that of a conventional fixed-rate bond having similar credit quality, maturity and redemption provisions. Typically, an inverse floating rate security tends to underperform fixed rate bonds when long-term interest rates are rising but tends to outperform fixed rate bonds when long-term interest rates are stable or falling. An inverse floating rate security entails a degree of leverage because the trust issues short-term securities in a ratio to the inverse floating rate security with the underlying long-term bond providing collateral for the obligation to pay the principal value of the short-term securities if and when they are tendered. If the Fund has created the inverse floater by depositing a long-term bond into a trust, it may be required to provide additional collateral for the short-term securities if the value of the underlying bond deposited in the trust falls.

At September 30, 2009, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

PRINCIPAL                                 COUPON    MATURITY
  AMOUNT         INVERSE FLOATER(1)      RATE (2)     DATE        VALUE
----------   -------------------------   --------   --------   -----------
$3,335,000   NYC GO DRIVERS               13.599%    8/15/23   $ 3,983,391
 3,780,000   NYC GO DRIVERS               13.606     12/1/23     4,555,316
 2,240,000   NYC GO ROLs(3)               18.941      4/1/30     2,779,280
 7,250,000   NYC GO ROLs(3)               16.758      6/1/23     9,406,295


                    39 | LIMITED TERM NEW YORK MUNICIPAL FUND

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

 9,895,000   NYS DA ROLs(3)               23.444     8/15/30    12,953,347
 2,645,000   NYS DA ROLs(3)               23.237     8/15/24     3,463,998
 3,805,000   NYS DA ROLs(3)               17.640     2/15/25     4,903,732
 6,635,000   SONYMA, Series 29 DRIVERS    18.489     10/1/31     6,321,165
                                                               -----------
                                                               $48,366,524
                                                               ===========

(1.) For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on pages 36 and 37 of the Statement of Investments.

(2.) Represents the current interest rate for a variable rate bond known as an "inverse floater."

(3.) Security is subject to a shortfall and forbearance agreement.

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it appropriate to do so. As of September 30, 2009, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at $78,510,000.

CONCENTRATION RISK. There are certain risks arising from geographic concentration in any state. Certain economic, regulatory or political developments occurring in the state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. Information concerning securities in default as of September 30, 2009 is as follows:

Cost                                $1,297,394
Market Value                        $  712,250
Market Value as a % of Net Assets         0.02%

The Fund has entered into forbearance agreements with certain obligors under which the Fund has agreed to temporarily forego payment of the original principal or coupon interest rates. As of September 30, 2009, securities with an aggregate market value of $619,038, representing 0.02% of the Fund's net assets, were subject to these forbearance agreements. Interest and principal payments of $0 and $285,000, respectively, are contractually owed to the Fund with respect to these securities and will not be collected under these forbearance agreements.

ILLIQUID SECURITIES

As of September 30, 2009, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2009 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.


                    40 | LIMITED TERM NEW YORK MUNICIPAL FUND

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2009 / UNAUDITED

Federal tax cost of securities   $3,953,279,100
                                 ==============
Gross unrealized appreciation    $   86,417,274
Gross unrealized depreciation       (74,704,244)
                                 --------------
Net unrealized appreciation      $   11,713,030
                                 ==============


                    41 | LIMITED TERM NEW YORK MUNICIPAL FUND

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 09/30/2009, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Rochester Portfolio Series


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer
Date: 11/10/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer
Date: 11/10/2009


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer
Date: 11/10/2009